UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03599

Name of Fund:	The Royce Fund
Fund Address:	745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LP
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2017

Date of reporting period: 9/30/2017

Item 1 – Schedule of Investments

SCHEDULES OF INVESTMENTS
ROYCE DIVIDEND VALUE FUND
SEPTEMBER 30, 2017 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 94.3%

Consumer Discretionary – 8.8%
Auto Components - 2.0%
Gentex Corporation	97,296	$1,926,461
Nokian Renkaat	44,500	1,979,133

		3,905,594

Automobiles - 1.0%
Thor Industries	14,940	1,881,096

Household Durables - 1.0%
Hunter Douglas	25,000	2,074,826

Multiline Retail - 0.3%
Dillard’s Cl. A	11,400	639,198

Specialty Retail - 3.1%
American Eagle Outfitters	144,800	2,070,640
DSW Cl. A	96,249	2,067,428
Fielmann	6,400	554,529
USS	70,000	1,412,131

		6,104,728

Textiles, Apparel & Luxury Goods - 1.4%
HUGO BOSS	12,300	1,084,343
Stella International Holdings	100,000	174,868
Steven Madden [1]	32,508	1,407,596

		2,666,807

Total		17,272,249

Consumer Staples – 0.4%
Food & Staples Retailing - 0.2%
FamilyMart UNY Holdings	6,000	316,196

Food Products - 0.2%
Industrias Bachoco ADR	6,100	405,650

Total		721,846

Energy – 2.9%
Energy Equipment & Services - 2.3%
Helmerich & Payne	44,254	2,306,076
TGS-NOPEC Geophysical	90,900	2,162,791

		4,468,867

Oil, Gas & Consumable Fuels - 0.6%
Gaztransport Et Technigaz	22,700	1,234,141

Total		5,703,008

Financials – 27.8%
Banks - 4.4%
BGEO Group	49,400	2,157,989
BOK Financial	21,414	1,907,559
City Holding Company	8,689	624,826
First Republic Bank	37,900	3,959,034

		8,649,408

Capital Markets - 21.0%
Ashmore Group	459,000	2,086,283
AURELIUS Equity Opportunities	9,000	591,848
B3	275,000	2,079,551
Bolsa Mexicana de Valores	1,234,000	2,059,377
Carlyle Group L.P.	128,700	3,037,320
Coronation Fund Managers	192,000	954,416
Federated Investors Cl. B	68,700	2,040,390
Gluskin Sheff + Associates	51,700	778,970
Houlihan Lokey Cl. A	11,500	449,995
Jupiter Fund Management	282,000	2,085,897
KKR & Co. L.P.	217,800	4,427,874
Lazard Cl. A	37,000	1,673,140
Moelis & Company Cl. A	43,320	1,864,926
Northern Trust	23,300	2,141,969
Oaktree Capital Group LLC Cl. A	54,800	2,578,340
SEI Investments	49,900	3,046,894
Singapore Exchange	70,000	381,363
Sprott	735,700	1,244,101
State Street	25,700	2,455,378
TD Ameritrade Holding Corporation	60,900	2,971,920
Value Partners Group	2,272,200	2,050,670

		41,000,622

Diversified Financial Services - 1.0%
Leucadia National	74,600	1,883,650

Insurance - 0.7%
Reinsurance Group of America	9,655	1,347,162

Thrifts & Mortgage Finance - 0.7%
Genworth MI Canada	47,648	1,414,069

Total		54,294,911

Health Care – 4.0%
Health Care Equipment & Supplies - 2.0%
DENTSPLY SIRONA	67,200	4,019,232

Health Care Providers & Services - 0.2%
Ensign Group (The)	16,800	379,512

Health Care Technology - 0.2%
CompuGroup Medical	7,300	413,447

Pharmaceuticals - 1.6%
Recordati	48,800	2,249,393
Santen Pharmaceutical	52,000	819,338

		3,068,731

Total		7,880,922

Industrials – 27.9%
Aerospace & Defense - 1.7%
HEICO Corporation Cl. A	42,465	3,235,833

Air Freight & Logistics - 1.7%
Expeditors International of Washington	56,500	3,382,090

Building Products - 1.5%
Apogee Enterprises	18,600	897,636
Geberit	1,000	473,073
TOTO	37,000	1,558,587

		2,929,296

Construction & Engineering - 1.7%
Comfort Systems USA	12,400	442,680
Jacobs Engineering Group	9,700	565,219
KBR	132,800	2,374,464

		3,382,363

Electrical Equipment - 0.9%
Hubbell Cl. B	15,900	1,844,718

Machinery - 11.5%
Alamo Group	3,708	398,128
Donaldson Company	79,000	3,629,260
Federal Signal	11,129	236,825
Flowserve Corporation	19,500	830,505
Graco	22,100	2,733,549
IDEX Corporation	31,300	3,802,011
Lincoln Electric Holdings	26,250	2,406,600
Lindsay Corporation	26,700	2,453,730
Pfeiffer Vacuum Technology	12,000	1,891,986
Spirax-Sarco Engineering	27,400	2,028,558
Wabash National	87,400	1,994,468

		22,405,620

Marine - 1.2%
Clarkson	60,700	2,327,079

Professional Services - 3.9%
Korn/Ferry International	50,700	1,999,101
ManpowerGroup	35,100	4,135,482
Robert Half International	29,100	1,464,894

		7,599,477

Road & Rail - 2.1%
Amerco	7,942	2,977,456
Werner Enterprises	29,500	1,078,225

		4,055,681

Trading Companies & Distributors - 1.7%
Applied Industrial Technologies	50,500	3,322,900

Total		54,485,057

Information Technology – 4.8%
Electronic Equipment, Instruments & Components - 3.6%
FLIR Systems	101,700	3,957,147
Methode Electronics	25,500	1,079,925
Vishay Intertechnology	109,988	2,067,774

		7,104,846

IT Services - 0.2%
Convergys Corporation	14,900	385,761

Semiconductors & Semiconductor Equipment - 0.2%
MKS Instruments	4,208	397,446

Software - 0.8%
Computer Modelling Group	140,000	1,027,770
SimCorp	7,000	427,477

		1,455,247

Total		9,343,300

Materials – 13.2%
Chemicals - 2.0%
Quaker Chemical	24,000	3,550,800
Victrex	10,000	317,714

		3,868,514

Containers & Packaging - 3.0%
AptarGroup	38,800	3,348,828
Greif Cl. A	44,900	2,628,446

		5,977,274

Metals & Mining - 8.2%
Carpenter Technology	65,200	3,131,556
Compass Minerals International	37,000	2,401,300
Franco-Nevada Corporation	33,000	2,556,840
Reliance Steel & Aluminum	46,500	3,541,905
Royal Gold	19,300	1,660,572
Worthington Industries	58,500	2,691,000

		15,983,173

Total		25,828,961

Real Estate – 0.3%
Real Estate Management & Development - 0.3%
Relo Group	23,000	525,306

Total		525,306

Telecommunication Services – 0.5%
Diversified Telecommunication Services - 0.5%
Inmarsat	105,000	905,404

Total		905,404

Utilities – 1.3%
Water Utilities - 1.3%
Aqua America	74,300	2,466,017

Total		2,466,017

Miscellaneous[2] – 2.4%
Total		4,756,724

TOTAL COMMON STOCKS
(Cost $122,162,952)		184,183,705

REPURCHASE AGREEMENT – 6.2%
Fixed Income Clearing Corporation,
0.12% dated 9/29/17, due 10/2/17,
maturity value $12,162,122 (collateralized
by obligations of various U.S. Government
Agencies, 2.00% due 6/30/24, valued at $12,407,046)
(Cost $12,162,000)		12,162,000

TOTAL INVESTMENTS – 100.5%
(Cost $134,324,952)		196,345,705

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.5)%		(1,021,840)

NET ASSETS – 100.0%		$195,323,865

SCHEDULES OF INVESTMENTS
ROYCE GLOBAL FINANCIAL SERVICES FUND
SEPTEMBER 30, 2017 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 98.5%

Banks - 17.2%
BankUnited	4,100	$145,837
BLOM Bank GDR	8,000	101,600
BOK Financial	12,200	1,086,776
Capital City Bank Group	29,822	716,026
Chemung Financial	14,512	683,515
County Bancorp	15,895	477,645
First Citizens BancShares Cl. A	3,465	1,295,529
First Republic Bank	10,400	1,086,384
Investors Bancorp	25,300	345,092
Live Oak Bancshares	22,500	527,625
Popular	32,300	1,160,862
State Bank Financial	12,500	358,125
Umpqua Holdings	17,400	339,474
Webster Financial	14,600	767,230

Total		9,091,720

Capital Markets - 49.1%
Ares Management L.P.	51,700	964,205
Ashmore Group	240,000	1,090,867
Associated Capital Group Cl. A	14,084	502,799
B3	136,000	1,028,432
Canaccord Genuity Group	88,000	302,561
Carlyle Group L.P.	41,700	984,120
Charles Schwab (The) Corporation	20,900	914,166
Citadel Capital [1]	150,000	11,218
Coronation Fund Managers	68,000	338,022
CRISIL	14,000	390,058
Dundee Corporation Cl. A [1]	90,000	230,815
Edelweiss Financial Services	155,000	635,709
Edmond de Rothschild (Suisse)	20	360,407
Egyptian Financial Group-Hermes Holding Company	246,390	314,095
Financial Engines	14,820	514,995
Gluskin Sheff + Associates	70,500	1,062,232
GMP Capital [1]	108,000	216,390
Hellenic Exchanges - Athens Stock Exchange	50,000	288,384
Intermediate Capital Group	39,111	490,546
INTL FCStone [1]	12,100	463,672
IOOF Holdings	20,000	174,921
JSE	51,000	466,539
Jupiter Fund Management	118,800	878,739
KKR & Co. L.P.	23,900	485,887
Lazard Cl. A	7,500	339,150
MarketAxess Holdings	4,600	848,746
Medley Management Cl. A	31,302	192,507
MVC Capital	47,100	471,471
Northern Trust	11,600	1,066,388
NZX	440,000	375,018
Oaktree Capital Group LLC Cl. A	12,730	598,947
Partners Group Holding	670	454,577
Reinet Investments	7,200	153,174
Rothschild & Co	23,500	888,789
SEI Investments	19,900	1,215,094
Silvercrest Asset Management Group Cl. A	41,600	605,280
Singapore Exchange	105,000	572,045
Sprott	680,000	1,149,910
TD Ameritrade Holding Corporation	12,715	620,492
Tokai Tokyo Financial Holdings	9,400	55,719
U.S. Global Investors Cl. A	359,200	765,096
UOB-Kay Hian Holdings	129,000	127,911
Value Partners Group	672,000	606,483
Virtu Financial Cl. A	61,000	988,200
VZ Holding	1,850	590,334
Warsaw Stock Exchange	19,000	232,228

Total		26,027,338

Diversified Consumer Services - 0.1%
H&R Block	2,000	52,960

Total		52,960

Diversified Financial Services - 0.3%
SHUAA Capital [1]	580,000	176,877

Total		176,877

Equity Real Estate Investment Trusts (REITs) - 0.7%
Colony NorthStar Cl. A	31,500	395,640

Total		395,640

Hotels, Restaurants & Leisure - 0.2%
Thomas Cook (India)	30,600	115,663

Total		115,663

Insurance - 6.8%
E-L Financial	2,400	1,627,249
Jardine Lloyd Thompson Group	11,900	195,179
MBIA [1]	95,300	829,110
National Western Life Group Cl. A	2,750	959,750

Total		3,611,288

Internet Software & Services - 0.6%
Envestnet [1]	6,000	306,000
Novation Companies [1,3]	223,459	23,687

Total		329,687

Investment Companies - 1.0%
RIT Capital Partners	20,000	520,456

Total		520,456

IT Services - 2.1%
Cass Information Systems	3,800	241,072
DST Systems	5,800	318,304
GBST Holdings	105,000	152,370
PayPal Holdings [1]	6,400	409,792

Total		1,121,538

Marine - 1.6%
Clarkson	22,000	843,422

Total		843,422

Metals & Mining - 2.2%
Franco-Nevada Corporation	15,000	1,162,200

Total		1,162,200

Professional Services - 1.7%
IHS Markit [1]	14,000	617,120
Verisk Analytics [1]	3,200	266,208

Total		883,328

Real Estate Management & Development - 7.4%
Altus Group	32,000	814,779
FirstService Corporation	23,200	1,526,792
FRP Holdings [1]	18,100	819,025
Midland Holdings [1]	800,000	223,258
Midland IC&I [1]	400,000	21,506
RMR Group Cl. A	10,000	513,500

Total		3,918,860

Software - 2.6%
Bottomline Technologies [1]	13,600	432,888
Fair Isaac	6,660	935,730

Total		1,368,618

Thrifts & Mortgage Finance - 1.4%
BofI Holding [1]	25,700	731,679

Total		731,679

Miscellaneous[2] - 3.5%
Total		1,858,752

TOTAL COMMON STOCKS
(Cost $40,860,374)		52,210,026

REPURCHASE AGREEMENT – 1.9%
Fixed Income Clearing Corporation,
0.12% dated 9/29/17, due 10/2/17,
maturity value $1,032,010 (collateralized
by obligations of various U.S. Government
Agencies, 2.00% due 6/30/24, valued at $1,057,617)
(Cost $1,032,000)		1,032,000

TOTAL INVESTMENTS – 100.4%
(Cost $41,892,374)		53,242,026

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.4)%		(226,867)

NET ASSETS – 100.0%		$53,015,159

SCHEDULES OF INVESTMENTS
ROYCE INTERNATIONAL MICRO-CAP FUND
SEPTEMBER 30, 2017 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 91.5%

Australia – 3.5%
Austal	35,900	$43,789
Berkeley Energia [1]	25,000	15,884
HT&E	8,200	13,250
Mantra Group	38,400	96,086
NetComm Wireless [1]	28,600	24,677
Seeing Machines [1]	445,200	17,897
Tassal Group	19,200	57,983

Total		269,566

Belgium – 0.3%
Greenyard	1,100	25,144

Total		25,144

Brazil – 2.5%
International Meal Company Alimentacao	11,400	38,370
Minerva	19,100	67,543
T4F Entretenimento	30,800	84,412

Total		190,325

Canada – 9.4%
AGT Food and Ingredients	3,200	62,679
Altus Group	2,100	53,470
Centric Health [1]	142,600	89,143
Exco Technologies	10,300	79,989
IBI Group [1]	12,300	72,849
Magellan Aerospace	5,700	81,771
Major Drilling Group International [1]	8,600	48,247
Sandstorm Gold [1]	9,600	43,584
Solium Capital [1]	9,700	80,072
Western Forest Products	47,900	102,499

Total		714,303

China – 0.7%
Xingda International Holdings	145,100	54,425

Total		54,425

France – 1.8%
Bigben Interactive [1]	4,300	51,330
HighCo	8,500	48,623
Manutan International	400	38,053

Total		138,006

Germany – 3.1%
Amadeus Fire	300	27,912
CANCOM	900	67,545
HolidayCheck Group [1]	8,600	27,139
mutares	1,800	28,561
Surteco	1,300	39,718
VIB Vermoegen	1,800	45,952

Total		236,827

Hong Kong – 3.9%
CSI Properties	1,282,900	62,408
I.T	131,100	70,655
Oriental Watch Holdings	181,500	39,034
Pico Far East Holdings	102,200	42,782
Value Partners Group	29,700	26,804
Wasion Group Holdings	112,400	56,980

Total		298,663

India – 3.5%
Allcargo Logistics	20,200	52,696
eClerx Services	3,500	67,455
Jagran Prakashan	26,600	72,486
Multi Commodity Exchange of India	4,600	73,179

Total		265,816

Indonesia – 0.6%
Selamat Sempurna	517,200	42,815

Total		42,815

Ireland – 1.2%
Irish Residential Properties REIT	52,757	91,971

Total		91,971

Israel – 0.7%
Nova Measuring Instruments [1]	2,000	56,220

Total		56,220

Italy – 1.1%
Openjobmetis [1]	5,200	82,047

Total		82,047

Japan – 18.4%
Asia Pile Holdings	6,600	36,365
Ateam	3,300	86,602
C. Uyemura & Co.	1,000	60,787
Digital Garage	3,000	63,746
eGuarantee	2,700	74,503
GCA	5,100	46,774
G-Tekt	3,500	72,286
IDOM	12,200	75,352
Information Services International-Dentsu	3,200	72,631
Investors Cloud	1,400	83,235
Kenedix	6,700	37,214
Kenko Mayonnaise	2,600	63,611
Leopalace21	4,200	29,263
Mandom Corporation	800	22,004
Meitec Corporation	500	25,061
NS Solutions	1,500	33,086
Open House	1,100	38,418
Outsourcing	4,500	62,586
Pressance	4,800	64,967
Relia	5,400	62,290
Ryobi	440	11,848
SPARX Group	31,700	58,315
Sun Frontier Fudousan	6,900	74,503
Tokai Corporation	1,500	63,986
Yumeshin Holdings	12,400	85,844

Total		1,405,277

Malaysia – 1.4%
AEON Credit Service	19,350	58,841
CB Industrial Product Holding	113,400	51,295

Total		110,136

Mexico – 0.8%
Rassini	13,900	59,493

Total		59,493

Netherlands – 0.7%
AMG Advanced Metallurgical Group	1,300	56,058

Total		56,058

Norway – 2.2%
Nordic Semiconductor [1]	6,800	37,567
NRC Group	6,200	47,096
Protector Forsikring	8,500	83,511

Total		168,174

Singapore – 1.2%
CSE Global	172,400	43,213
Duty Free International	213,200	44,795
Duty Free International (Warrants) [1]	68,600	505

Total		88,513

South Africa – 1.5%
Adcock Ingram Holdings	11,000	49,155
Raubex Group	44,700	65,373

Total		114,528

South Korea – 6.1%
Eugene Technology	4,500	82,507
Huchems Fine Chemical	4,500	94,098
Koh Young Technology	1,600	93,596
KT Skylife	6,300	79,207
Modetour Network	2,394	50,687
Samjin Pharmaceutical	2,400	68,416

Total		468,511

Spain – 1.9%
Atento [1]	9,500	110,200
Papeles y Cartones de Europa	3,800	35,705

Total		145,905

Sweden – 3.6%
Byggmax Group	11,000	92,512
Dustin Group	8,300	70,059
Knowit	3,300	52,874
Proact IT Group	2,400	58,343

Total		273,788

Taiwan – 8.0%
Egis Technology [1]	7,300	65,600
Flytech Technology	16,024	47,822
Formosa Laboratories	24,500	56,879
Posiflex Technology	14,889	67,267
Sinmag Equipment	10,600	53,832
Sitronix Technology	29,100	84,448
Sporton International	16,226	81,333
Taiwan Paiho	17,800	81,886
TCI	11,541	72,693

Total		611,760

Thailand – 0.9%
Krungthai Card	19,700	66,750

Total		66,750

Turkey – 0.6%
Tat Gida Sanayi	31,400	46,885

Total		46,885

United Arab Emirates – 0.8%
Aramex	47,500	64,409

Total		64,409

United Kingdom – 9.8%
Avon Rubber	3,800	47,737
Character Group	3,400	21,869
Connect Group	48,900	66,181
Consort Medical	4,000	58,263
Conviviality	9,400	51,896
dotdigital group	60,600	57,249
EMIS Group	5,400	66,752
Epwin Group	75,300	79,208
Finsbury Food Group	47,900	69,963
Hilton Food Group	6,000	58,370
Norcros	19,570	44,580
Pendragon	128,000	54,886
Rank Group	17,000	50,572
Real Estate Investors	27,700	22,271

Total		749,797

United States – 1.3%
Century Casinos [1]	6,900	56,649
Currency Exchange International [1]	2,000	41,980

Total		98,629

TOTAL COMMON STOCKS
(Cost $6,397,892)		6,994,741

REPURCHASE AGREEMENT – 7.2%
Fixed Income Clearing Corporation,
0.12% dated 9/29/17, due 10/2/17,
maturity value $551,006 (collateralized
by obligations of various U.S. Government
Agencies, 2.00% due 6/30/24, valued at $563,730)
(Cost $551,000)		551,000

TOTAL INVESTMENTS – 98.7%
(Cost $6,948,892)		7,545,741

CASH AND OTHER ASSETS
LESS LIABILITIES – 1.3%		97,683

NET ASSETS – 100.0%		$7,643,424

SCHEDULES OF INVESTMENTS
ROYCE INTERNATIONAL PREMIER FUND
SEPTEMBER 30, 2017 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.4%

Australia – 8.5%
ALS	320,000	$1,962,882
Bravura Solutions	1,204,954	1,554,798
Cochlear	15,000	1,873,264
Hansen Technologies	875,000	2,299,272
IPH	650,000	2,314,764

Total		10,004,980

Austria – 3.1%
Mayr-Melnhof Karton	25,000	3,587,068

Total		3,587,068

Brazil – 4.5%
OdontoPrev	600,000	2,923,133
TOTVS	235,000	2,322,435

Total		5,245,568

Canada – 3.7%
Morneau Shepell	135,000	2,250,451
Winpak	50,000	2,057,303

Total		4,307,754

China – 1.6%
TravelSky Technology	700,000	1,823,570

Total		1,823,570

France – 3.3%
Neurones	42,044	1,393,855
Thermador Groupe	20,000	2,427,151

Total		3,821,006

Germany – 6.5%
Carl Zeiss Meditec	45,000	2,348,938
Fielmann	20,000	1,732,902
KWS Saat	4,000	1,750,395
STRATEC Biomedical	30,000	1,794,834

Total		7,627,069

Hong Kong – 1.3%
Value Partners Group	1,633,000	1,473,789

Total		1,473,789

India – 6.5%
Bajaj Finance	108,500	3,049,860
SH Kelkar & Company	500,000	1,915,570
Vakrangee	350,000	2,645,629

Total		7,611,059

Israel – 1.6%
Frutarom Industries	25,000	1,923,022

Total		1,923,022

Italy – 1.7%
DiaSorin	22,500	2,006,424

Total		2,006,424

Japan – 17.4%
Ai Holdings	90,000	2,247,500
As One	35,000	1,863,141
Meitec Corporation	70,000	3,508,554
Nihon Kohden	95,000	2,053,233
Relo Group	115,000	2,626,527
Santen Pharmaceutical	160,000	2,521,040
Sugi Holdings	42,500	2,258,609
USS	165,000	3,328,594

Total		20,407,198

New Zealand – 3.5%
Fisher & Paykel Healthcare	250,000	2,307,749
Trade Me Group	550,000	1,815,501

Total		4,123,250

Norway – 2.0%
TGS-NOPEC Geophysical	100,000	2,379,308

Total		2,379,308

Singapore – 1.8%
XP Power	57,500	2,138,907

Total		2,138,907

Sweden – 3.5%
Addtech Cl. B	110,000	2,208,130
Bravida Holding	250,000	1,830,901

Total		4,039,031

Switzerland – 9.9%
Burkhalter Holding	17,000	2,168,121
LEM Holding	1,700	2,175,143
Partners Group Holding	5,000	3,392,369
VZ Holding	12,000	3,829,194

Total		11,564,827

United Kingdom – 16.0%
Ashmore Group	285,000	1,295,404
Clarkson	48,100	1,844,028
Consort Medical	125,000	1,820,724
Elementis	450,000	1,633,526
Equiniti Group	500,000	2,018,039
Equiniti Group (Rights) [1]	107,142	165,106
Fidessa Group	40,000	1,204,392
ITE Group	943,272	2,272,011
Rotork	500,000	1,744,679
Spirax-Sarco Engineering	30,000	2,221,049
Victrex	77,500	2,462,283

Total		18,681,241

TOTAL COMMON STOCKS
(Cost $92,319,052)		112,765,071

REPURCHASE AGREEMENT – 12.6%
Fixed Income Clearing Corporation,
0.12% dated 9/29/17, due 10/2/17,
maturity value $14,727,147 (collateralized
by obligations of various U.S. Government
Agencies, 2.00% due 6/30/24, valued at $15,026,145)
(Cost $14,727,000)		14,727,000

TOTAL INVESTMENTS – 109.0%
(Cost $107,046,052)		127,492,071

LIABILITIES LESS CASH
AND OTHER ASSETS – (9.0)%		(10,476,209)

NET ASSETS – 100.0%		$117,015,862

SCHEDULES OF INVESTMENTS
ROYCE LOW-PRICED STOCK FUND
SEPTEMBER 30, 2017 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 97.0%

Consumer Discretionary – 17.2%
Auto Components - 2.9%
Fox Factory Holding [1]	47,800	$2,060,180
Modine Manufacturing [1]	106,300	2,046,275
Stoneridge [1]	121,600	2,408,896
Unique Fabricating	195,989	1,656,107

		8,171,458

Automobiles - 0.7%
Thor Industries	15,803	1,989,756

Hotels, Restaurants & Leisure - 0.7%
Century Casinos [1]	238,800	1,960,548

Household Durables - 1.3%
AV Homes [1]	106,000	1,817,900
TRI Pointe Group [1,4]	143,700	1,984,497

		3,802,397

Leisure Products - 2.8%
Acushnet Holdings	96,000	1,704,960
American Outdoor Brands [1,4]	119,000	1,814,750
MCBC Holdings [1]	100,800	2,054,304
Nautilus [1]	135,213	2,285,099

		7,859,113

Media - 1.0%
Harte-Hanks [1]	653,400	699,138
New Media Investment Group	140,300	2,075,037

		2,774,175

Multiline Retail - 0.3%
J.C. Penney Company [1,4]	265,000	1,009,650

Specialty Retail - 7.0%
American Eagle Outfitters	168,100	2,403,830
Buckle (The)	113,375	1,910,369
Build-A-Bear Workshop [1]	174,100	1,593,015
Chico’s FAS	231,300	2,070,135
DSW Cl. A	92,900	1,995,492
Finish Line (The) Cl. A	102,500	1,233,075
Guess?	147,500	2,511,925
Kirkland’s [1]	113,900	1,301,877
Shoe Carnival	115,400	2,582,652
Urban Outfitters [1,4]	95,000	2,270,500

		19,872,870

Textiles, Apparel & Luxury Goods - 0.5%
Vera Bradley [1]	147,100	1,295,951

Total		48,735,918

Consumer Staples – 1.1%
Food Products - 1.1%
Inventure Foods [1,4]	270,000	1,266,300
Landec Corporation [1]	143,000	1,851,850

Total		3,118,150

Energy – 7.4%
Energy Equipment & Services - 5.0%
Gulf Island Fabrication	160,100	2,033,270
Newpark Resources [1]	251,600	2,516,000
Pason Systems	128,150	1,928,797
Profire Energy [1]	1,060,200	2,109,798
TGS-NOPEC Geophysical	72,000	1,713,102
Total Energy Services	203,100	2,309,749
Unit Corporation [1]	78,800	1,621,704

		14,232,420

Oil, Gas & Consumable Fuels - 2.4%
Ardmore Shipping [1]	294,000	2,425,500
Panhandle Oil and Gas Cl. A	82,000	1,951,600
SRC Energy [1]	248,500	2,402,995

		6,780,095

Total		21,012,515

Financials – 12.8%
Banks - 2.8%
Blue Hills Bancorp	108,800	2,088,960
Boston Private Financial Holdings	120,500	1,994,275
Brookline Bancorp	122,400	1,897,200
HarborOne Bancorp [1]	110,800	2,084,148

		8,064,583

Capital Markets - 5.6%
Ares Management L.P.	110,000	2,051,500
Ashmore Group	435,363	1,978,846
Dundee Corporation Cl. A [1]	492,800	1,263,843
Hamilton Lane Cl. A	78,388	2,104,718
Newtek Business Services	85,800	1,528,956
Silvercrest Asset Management Group Cl. A	157,500	2,291,625
Sprott	1,254,400	2,121,245
Value Partners Group	2,145,100	1,935,961
ZAIS Group Holdings Cl. A [1,4]	200,800	732,920

		16,009,614

Diversified Financial Services - 0.4%
GTY Technology Holdings [1]	100,000	1,046,000

Insurance - 0.6%
MBIA [1]	187,000	1,626,900

Thrifts & Mortgage Finance - 3.4%
Beneficial Bancorp	108,000	1,792,800
Clifton Bancorp	119,000	1,989,680
Genworth MI Canada	67,500	2,003,226
Kearny Financial	135,800	2,084,530
Meridian Bancorp	96,100	1,792,265

		9,662,501

Total		36,409,598

Health Care – 6.4%
Biotechnology - 1.9%
Heron Therapeutics [1,4]	67,500	1,090,125
Progenics Pharmaceuticals [1]	226,774	1,669,057
Zealand Pharma [1,4]	137,400	2,651,435

		5,410,617

Health Care Equipment & Supplies - 1.7%
AtriCure [1]	93,400	2,089,358
CryoLife [1]	125,300	2,844,310

		4,933,668

Health Care Technology - 0.7%
Allscripts Healthcare Solutions [1]	145,300	2,067,619

Life Sciences Tools & Services - 0.8%
Harvard Bioscience [1]	595,600	2,233,500

Pharmaceuticals - 1.3%
Agile Therapeutics [1]	348,600	1,554,756
BioDelivery Sciences International [1,4]	261,700	772,015
Lipocine [1]	334,500	1,327,965

		3,654,736

Total		18,300,140

Industrials – 19.5%
Aerospace & Defense - 1.8%
CPI Aerostructures [1]	246,766	2,307,262
Kratos Defense & Security Solutions [1]	150,300	1,965,924
Wesco Aircraft Holdings [1]	81,000	761,400

		5,034,586

Commercial Services & Supplies - 2.6%
Atento [1]	155,600	1,804,960
Heritage-Crystal Clean [1]	75,900	1,650,825
Hudson Technologies [1]	218,513	1,706,586
Steelcase Cl. A	141,700	2,182,180

		7,344,551

Construction & Engineering - 2.0%
Ameresco Cl. A [1]	279,500	2,180,100
IES Holdings [1]	79,800	1,380,540
KBR	125,800	2,249,304

		5,809,944

Electrical Equipment - 1.0%
LSI Industries	271,800	1,796,598
Power Solutions International [1,3]	141,000	1,201,320

		2,997,918

Industrial Conglomerates - 0.6%
Raven Industries	49,400	1,600,560

Machinery - 5.3%
FreightCar America	95,000	1,858,200
Harsco Corporation [1]	106,300	2,221,670
Kornit Digital [1,4]	87,000	1,331,100
Mueller Water Products Cl. A	167,500	2,144,000
Porvair	272,000	1,749,503
Rexnord Corporation [1]	78,500	1,994,685
Trinity Industries	53,200	1,697,080
Wabash National	89,000	2,030,980

		15,027,218

Marine - 0.9%
Clarkson	64,831	2,485,451

Professional Services - 4.5%
Heidrick & Struggles International	93,940	1,986,831
Kforce	95,274	1,924,535
Korn/Ferry International	63,240	2,493,553
Navigant Consulting [1,4]	92,523	1,565,489
Resources Connection	149,300	2,075,270
RPX Corporation [1]	106,600	1,415,648
TrueBlue [1]	57,472	1,290,247

		12,751,573

Road & Rail - 0.8%
Werner Enterprises	63,000	2,302,650

Total		55,354,451

Information Technology – 22.6%
Communications Equipment - 2.2%
Finisar Corporation [1,4]	77,500	1,718,175
Harmonic [1]	320,000	976,000
Oclaro [1]	218,900	1,889,107
Viavi Solutions [1,4]	185,000	1,750,100

		6,333,382

Electronic Equipment, Instruments & Components - 6.8%
AVX Corporation	108,878	1,984,846
Electro Scientific Industries [1]	142,500	1,983,600
LightPath Technologies Cl. A [1,4]	675,000	1,728,000
Neonode [1]	631,100	807,808
Novanta [1]	45,700	1,992,520
Orbotech [1]	58,900	2,486,169
PC Connection	69,100	1,947,929
TTM Technologies [1]	126,458	1,943,659
Vishay Intertechnology	106,250	1,997,500
Vishay Precision Group [1]	93,500	2,281,400

		19,153,431

Internet Software & Services - 2.4%
Amber Road [1]	230,100	1,767,168
Carbonite [1,4]	93,400	2,054,800
iPass [1]	916,500	604,890
QuinStreet [1]	328,142	2,411,844

		6,838,702

IT Services - 0.8%
Convergys Corporation	85,000	2,200,650

Semiconductors & Semiconductor Equipment - 8.7%
Aehr Test Systems [1,4]	305,000	1,247,450
Brooks Automation	73,482	2,230,913
Cirrus Logic [1]	31,600	1,684,912
Cypress Semiconductor	103,000	1,547,060
FormFactor [1]	149,000	2,510,650
Inphi Corporation [1]	40,900	1,623,321
MKS Instruments	23,427	2,212,680
Nanometrics [1]	83,392	2,401,690
PDF Solutions [1,4]	90,800	1,406,492
Photronics [1]	188,000	1,663,800
Rudolph Technologies [1]	81,500	2,143,450
Teradyne	48,275	1,800,175
Ultra Clean Holdings [1]	68,900	2,109,718

		24,582,311

Software - 1.0%
Computer Modelling Group	210,900	1,548,262
SeaChange International [1]	481,575	1,319,516

		2,867,778

Technology Hardware, Storage & Peripherals - 0.7%
Super Micro Computer [1]	92,100	2,035,410

Total		64,011,664

Materials – 4.8%
Chemicals - 1.5%
Trecora Resources [1]	167,400	2,226,420
Victrex	60,000	1,906,283

		4,132,703

Metals & Mining - 3.3%
Alamos Gold Cl. A	192,800	1,302,588
Commercial Metals	77,900	1,482,437
Ferroglobe (Warranty Insurance Trust) [1,5]	205,763	0
Kirkland Lake Gold	149,404	1,925,399
Orocobre [1]	500,000	1,753,134
Pretium Resources [1]	134,100	1,241,318
Schnitzer Steel Industries Cl. A	61,100	1,719,965

		9,424,841

Total		13,557,544

Real Estate – 0.5%
Real Estate Management & Development - 0.5%
Kennedy-Wilson Holdings	75,460	1,399,783

Total		1,399,783

Telecommunication Services – 0.6%
Diversified Telecommunication Services - 0.6%
ORBCOMM [1]	172,300	1,803,981

Total		1,803,981

Miscellaneous[2] – 4.1%
Total		11,592,549

TOTAL COMMON STOCKS
(Cost $212,622,203)		275,296,293

REPURCHASE AGREEMENT – 3.1%
Fixed Income Clearing Corporation,
0.12% dated 9/29/17, due 10/2/17,
maturity value $8,685,087 (collateralized
by obligations of various U.S. Government
Agencies, 2.125% due 5/15/25, valued at $8,859,404)
(Cost $8,685,000)		8,685,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES
LOANED – 6.4%
U.S. Treasury Bills
due 10/5/17-3/1/18	$601,508	601,475
U.S. Treasury Bonds
2.25%-5.50%
due 8/15/28-11/15/46	954,011	961,449
U.S. Treasury Notes
0.625%-3.75%
due 10/15/17-5/15/27	8,418,124	8,470,600
U.S. Treasury Notes - Floating Rate
due 1/31/19	93,356	93,347
U.S. Treasury Strips - Interest
due 11/15/25-2/15/40	15,262	15,267
U.S. Treasury TIPS
0.125%-3.875%
due 1/15/18-2/15/47	1,489,657	1,491,171
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.8820%)		6,637,680

TOTAL COLLATERAL RECEIVED FOR SECURITIES
LOANED
(Cost $18,270,989)		18,270,989

TOTAL INVESTMENTS – 106.5%
(Cost $239,578,192)		302,252,282

LIABILITIES LESS CASH
AND OTHER ASSETS – (6.5)%		(18,373,776)

NET ASSETS – 100.0%		$283,878,506

SCHEDULES OF INVESTMENTS
ROYCE MICRO-CAP FUND
SEPTEMBER 30, 2017 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.8%

Consumer Discretionary – 12.5%
Auto Components - 2.8%
Fox Factory Holding [1]	37,800	$1,629,180
Standard Motor Products	29,500	1,423,375
Stoneridge [1]	96,200	1,905,722
Unique Fabricating	151,900	1,283,555

		6,241,832

Diversified Consumer Services - 0.4%
Capella Education	14,051	985,678

Hotels, Restaurants & Leisure - 1.3%
Del Taco Restaurants [1]	98,800	1,515,592
Red Lion Hotels [1]	150,100	1,298,365

		2,813,957

Household Durables - 1.2%
AV Homes [1]	83,550	1,432,882
Cavco Industries [1]	7,810	1,152,366

		2,585,248

Leisure Products - 2.0%
American Outdoor Brands [1,4]	68,365	1,042,566
MCBC Holdings [1]	79,900	1,628,362
Nautilus [1]	106,700	1,803,230

		4,474,158

Media - 0.7%
New Media Investment Group	106,500	1,575,135

Specialty Retail - 2.9%
Build-A-Bear Workshop [1]	137,600	1,259,040
Citi Trends	84,224	1,673,531
Haverty Furniture	69,200	1,809,580
Shoe Carnival	79,411	1,777,218

		6,519,369

Textiles, Apparel & Luxury Goods - 1.2%
Cherokee [1]	181,000	497,750
Culp	34,174	1,119,198
Vera Bradley [1]	111,800	984,958

		2,601,906

Total		27,797,283

Consumer Staples – 1.2%
Beverages - 0.5%
Primo Water [1,4]	96,400	1,142,340

Food Products - 0.7%
John B. Sanfilippo & Son	22,000	1,480,820

Total		2,623,160

Energy – 5.8%
Energy Equipment & Services - 4.3%
Gulf Island Fabrication	102,718	1,304,518
Independence Contract Drilling [1]	314,686	1,195,807
Natural Gas Services Group [1]	61,687	1,751,911
Newpark Resources [1]	199,000	1,990,000
Profire Energy [1]	809,712	1,611,327
Total Energy Services	155,400	1,767,282

		9,620,845

Oil, Gas & Consumable Fuels - 1.5%
Ardmore Shipping [1]	232,175	1,915,444
Panhandle Oil and Gas Cl. A	58,300	1,387,540

		3,302,984

Total		12,923,829

Financials – 14.4%
Banks - 4.0%
Blue Hills Bancorp	82,700	1,587,840
Brookline Bancorp	73,900	1,145,450
Caribbean Investment Holdings [1]	1,858,170	292,569
County Bancorp	56,200	1,688,810
Franklin Financial Network [1]	36,400	1,297,660
HarborOne Bancorp [1]	87,200	1,640,232
Midway Investments [1,5]	1,858,170	0
TriState Capital Holdings [1]	53,157	1,217,295

		8,869,856

Capital Markets - 4.2%
Canaccord Genuity Group	412,800	1,419,284
GAIN Capital Holdings	200,300	1,279,917
Gluskin Sheff + Associates	122,400	1,844,216
Newtek Business Services	65,449	1,166,301
Silvercrest Asset Management Group Cl. A	118,800	1,728,540
Westwood Holdings Group	27,572	1,854,769

		9,293,027

Diversified Financial Services - 0.3%
Waterloo Investment Holdings [1,5]	2,760,000	828,000

Insurance - 1.5%
Atlas Financial Holdings [1]	103,100	1,948,590
Blue Capital Reinsurance Holdings	82,000	1,348,900

		3,297,490

Thrifts & Mortgage Finance - 4.4%
Beneficial Bancorp	66,900	1,110,540
Clifton Bancorp	101,200	1,692,064
Federal Agricultural Mortgage	20,000	1,454,800
Meridian Bancorp	73,600	1,372,640
PCSB Financial [1,4]	64,700	1,220,242
Territorial Bancorp	42,000	1,325,940
Western New England Bancorp	140,900	1,535,810

		9,712,036

Total		32,000,409

Health Care – 8.5%
Biotechnology - 2.0%
BioSpecifics Technologies [1]	21,000	976,920
Progenics Pharmaceuticals [1]	180,000	1,324,800
Zealand Pharma [1]	108,600	2,095,676

		4,397,396

Health Care Equipment & Supplies - 3.1%
AtriCure [1]	73,800	1,650,906
CryoLife [1]	98,955	2,246,278
Surmodics [1]	42,522	1,318,182
Tactile Systems Technology [1,4]	53,500	1,655,825

		6,871,191

Life Sciences Tools & Services - 1.5%
Harvard Bioscience [1]	505,079	1,894,046
NeoGenomics [1,4]	140,400	1,562,652

		3,456,698

Pharmaceuticals - 1.9%
Agile Therapeutics [1]	272,882	1,217,054
BioDelivery Sciences International [1,4]	206,000	607,700
Corium International [1,4]	170,264	1,886,525
Lipocine [1]	106,900	424,393
Synergetics USA (Rights) [1,5]	196,684	37,370

		4,173,042

Total		18,898,327

Industrials – 22.0%
Aerospace & Defense - 1.5%
Astronics Corporation [1]	47,740	1,420,265
CPI Aerostructures [1]	197,318	1,844,923

		3,265,188

Commercial Services & Supplies - 2.5%
Acme United	41,100	945,300
Heritage-Crystal Clean [1]	59,974	1,304,435
Hudson Technologies [1]	173,004	1,351,161
Viad Corporation	32,800	1,997,520

		5,598,416

Construction & Engineering - 0.9%
Northwest Pipe [1]	103,200	1,962,864

Electrical Equipment - 2.2%
American Superconducter [1,4]	188,600	856,244
Encore Wire	37,000	1,656,675
LSI Industries	192,936	1,275,307
Revolution Lighting Technologies [1,4]	178,000	1,157,000

		4,945,226

Industrial Conglomerates - 0.5%
Raven Industries	37,600	1,218,240

Machinery - 8.7%
Alimak Group	96,000	1,750,298
CIRCOR International	24,159	1,314,974
FreightCar America	89,009	1,741,016
Global Brass and Copper Holdings	43,000	1,453,400
Graham Corporation	64,488	1,343,285
Greenbrier Companies (The)	24,800	1,194,120
Kadant	21,776	2,146,025
Kornit Digital [1,4]	88,700	1,357,110
Lindsay Corporation	19,500	1,792,050
Lydall [1]	31,000	1,776,300
RBC Bearings [1]	11,169	1,397,800
Sun Hydraulics	37,100	2,003,400

		19,269,778

Marine - 0.9%
Clarkson	51,400	1,970,542

Professional Services - 3.9%
CRA International	28,183	1,156,912
GP Strategies [1]	57,618	1,777,515
Heidrick & Struggles International	74,400	1,573,560
Kforce	75,558	1,526,272
Navigant Consulting [1]	61,900	1,047,348
Resources Connection	110,652	1,538,063

		8,619,670

Road & Rail - 0.9%
Marten Transport	95,055	1,953,380

Total		48,803,304

Information Technology – 19.5%
Communications Equipment - 0.4%
EMCORE Corporation [1]	115,100	943,820

Electronic Equipment, Instruments & Components - 7.9%
Airgain [1,4]	106,500	968,085
CUI Global [1]	242,874	896,205
ePlus [1]	21,634	2,000,063
Fabrinet [1]	37,749	1,398,978
Mesa Laboratories	9,700	1,448,404
Neonode [1,4]	775,396	992,507
Netlist [1,4]	700,100	514,574
Novanta [1]	35,742	1,558,351
Orbotech [1]	45,300	1,912,113
PC Connection	67,700	1,908,463
Rogers Corporation [1]	13,900	1,852,592
Vishay Precision Group [1]	82,600	2,015,440

		17,465,775

Internet Software & Services - 0.9%
QuinStreet [1]	257,904	1,895,594

IT Services - 1.1%
Cass Information Systems	23,800	1,509,872
Computer Task Group [1]	194,810	1,044,182

		2,554,054

Semiconductors & Semiconductor Equipment - 6.3%
Brooks Automation	48,500	1,472,460
Everspin Technologies [1,4]	70,700	1,208,263
Nanometrics [1]	65,400	1,883,520
NeoPhotonics Corporation [1]	183,000	1,017,480
PDF Solutions [1,4]	71,700	1,110,633
Photronics [1]	163,700	1,448,745
Rudolph Technologies [1]	64,251	1,689,801
Silicon Motion Technology ADR	39,200	1,882,776
Ultra Clean Holdings [1]	74,900	2,293,438

		14,007,116

Software - 2.4%
Attunity [1]	185,565	1,254,420
Computer Modelling Group	149,400	1,096,777
QAD Cl. A	62,200	2,136,570
SeaChange International [1]	309,107	846,953

		5,334,720

Technology Hardware, Storage & Peripherals - 0.5%
Super Micro Computer [1]	51,246	1,132,537

Total		43,333,616

Materials – 4.6%
Chemicals - 1.9%
FutureFuel Corporation	81,000	1,274,940
Quaker Chemical	8,660	1,281,247
Trecora Resources [1]	127,600	1,697,080

		4,253,267

Construction Materials - 0.7%
U.S. Concrete [1]	21,400	1,632,820

Metals & Mining - 2.0%
Haynes International	48,030	1,724,757
McEwen Mining	247,704	483,023
Richmont Mines [1]	102,500	958,375
Schnitzer Steel Industries Cl. A	42,800	1,204,820

		4,370,975

Total		10,257,062

Real Estate – 1.9%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Community Healthcare Trust	63,600	1,714,656

Real Estate Management & Development - 1.1%
FRP Holdings [1]	20,575	931,019
Marcus & Millichap [1]	57,300	1,546,527

		2,477,546

Total		4,192,202

Telecommunication Services – 0.7%
Diversified Telecommunication Services - 0.7%
ORBCOMM [1]	136,800	1,432,296

Total		1,432,296

Miscellaneous[2] – 4.7%
Total		10,339,715

TOTAL COMMON STOCKS
(Cost $163,014,583)		212,601,203

REPURCHASE AGREEMENT – 4.0%
Fixed Income Clearing Corporation,
0.12% dated 9/29/17, due 10/2/17,
maturity value $8,851,089 (collateralized
by obligations of various U.S. Government
Agencies, 2.125% due 5/15/25, valued at $9,029,970)
(Cost $8,851,000)		8,851,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES
LOANED – 5.6%
U.S. Treasury Bills
due 10/5/17-3/1/18	$146,351	146,343
U.S. Treasury Bonds
2.25%-5.50%
due 8/15/28-11/15/46	312,244	314,223
U.S. Treasury Notes
0.625%-3.75%
due 10/15/17-5/15/27	4,100,805	4,126,819
U.S. Treasury Notes - Floating Rate
due 1/31/19	11,425	11,424
U.S. Treasury Strips - Interest
due 11/15/25-2/15/40	5,889	5,890
U.S. Treasury TIPS
0.125%-3.875%
due 1/15/18-2/15/47	475,595	476,094
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.8820%)		7,339,924

TOTAL COLLATERAL RECEIVED FOR SECURITIES
LOANED
(Cost $12,420,717)		12,420,717

TOTAL INVESTMENTS – 105.4%
(Cost $184,286,300)		233,872,920

LIABILITIES LESS CASH
AND OTHER ASSETS – (5.4)%		(11,943,178)

NET ASSETS – 100.0%		$221,929,742

SCHEDULES OF INVESTMENTS
ROYCE MICRO-CAP OPPORTUNITY FUND
SEPTEMBER 30, 2017 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.2%

Consumer Discretionary – 6.4%
Hotels, Restaurants & Leisure - 0.4%
Belmond Cl. A [1]	15,000	$204,750

Household Durables - 5.6%
Beazer Homes USA [1]	50,000	937,000
Dixie Group [1]	13,000	52,000
Ethan Allen Interiors	25,000	810,000
M.D.C. Holdings	12,050	400,181
New Home [1]	74,163	827,659

		3,026,840

Leisure Products - 0.4%
Clarus Corporation [1]	27,000	202,500

Total		3,434,090

Consumer Staples – 2.6%
Food Products - 2.6%
Farmer Bros. [1]	22,500	739,125
Landec Corporation [1]	50,128	649,158

Total		1,388,283

Energy – 3.8%
Energy Equipment & Services - 3.2%
Aspen Aerogels [1]	55,008	239,285
Basic Energy Services [1]	29,000	559,700
Helix Energy Solutions Group [1]	35,083	259,263
Newpark Resources [1]	65,000	650,000

		1,708,248

Oil, Gas & Consumable Fuels - 0.6%
Pengrowth Energy [1]	150,000	154,500
StealthGas [1]	58,000	191,980

		346,480

Total		2,054,728

Financials – 8.7%
Banks - 3.2%
Old Line Bancshares	27,022	756,616
State Bank Financial	23,000	658,950
TriState Capital Holdings [1]	12,041	275,739

		1,691,305

Capital Markets - 2.4%
B. Riley Financial	29,528	503,452
Hamilton Lane Cl. A	30,028	806,252

		1,309,704

Insurance - 0.5%
James River Group Holdings	7,006	290,609

Thrifts & Mortgage Finance - 2.6%
BofI Holding [1]	16,500	469,755
NMI Holdings Cl. A [1]	72,150	894,660

		1,364,415

Total		4,656,033

Health Care – 16.3%
Biotechnology - 1.5%
CareDx [1]	221,531	819,665

Health Care Equipment & Supplies - 5.1%
Accuray [1]	131,500	526,000
Exactech [1]	24,525	808,099
Invuity [1]	100,043	890,383
SeaSpine Holdings [1]	42,888	481,203

		2,705,685

Health Care Providers & Services - 6.5%
Civitas Solutions [1]	41,588	767,298
Community Health Systems [1]	90,000	691,200
Cross Country Healthcare [1]	57,000	811,110
Kindred Healthcare	75,000	510,000
Surgery Partners [1]	67,700	700,695

		3,480,303

Health Care Technology - 1.6%
Castlight Health Cl. B [1]	200,009	860,039

Pharmaceuticals - 1.6%
Sucampo Pharmaceuticals Cl. A [1]	72,569	856,314

Total		8,722,006

Industrials – 24.0%
Aerospace & Defense - 3.6%
Ducommun [1]	27,013	865,767
KEYW Holding Corporation [1]	90,845	691,330
Kratos Defense & Security Solutions [1]	29,011	379,464

		1,936,561

Air Freight & Logistics - 1.0%
Atlas Air Worldwide Holdings [1]	8,500	559,300

Building Products - 1.0%
PGT Innovations [1]	35,000	523,250

Construction & Engineering - 4.4%
Ameresco Cl. A [1]	76,749	598,642
Great Lakes Dredge & Dock [1]	101,174	490,694
Layne Christensen [1]	60,000	753,000
Northwest Pipe [1]	28,000	532,560

		2,374,896

Electrical Equipment - 2.4%
Encore Wire	8,028	359,454
General Cable	30,000	565,500
Power Solutions International [1,3]	45,034	383,689

		1,308,643

Machinery - 8.2%
Commercial Vehicle Group [1]	116,224	854,247
FreightCar America	49,981	977,628
Gencor Industries [1]	52,031	918,347
Hyster-Yale Materials Handling Cl. A	3,500	267,540
Park-Ohio Holdings	14,552	663,571
Spartan Motors	62,031	685,443

		4,366,776

Marine - 0.5%
Diana Shipping [1]	75,000	272,250

Professional Services - 1.6%
GP Strategies [1]	28,081	866,299

Road & Rail - 1.3%
Celadon Group	99,000	668,250

Total		12,876,225

Information Technology – 18.2%
Communications Equipment - 3.0%
Aerohive Networks [1]	62,500	255,625
Aviat Networks [1]	5,025	85,726
Comtech Telecommunications	36,015	739,388
EMCORE Corporation [1]	54,000	442,800
Oclaro [1]	10,000	86,300

		1,609,839

Electronic Equipment, Instruments & Components - 1.3%
KEMET Corporation [1]	23,082	487,723
TTM Technologies [1]	12,500	192,125

		679,848

Internet Software & Services - 2.3%
Amber Road [1]	88,646	680,801
Limelight Networks [1]	60,066	238,462
Telaria [1]	75,035	327,153

		1,246,416

Semiconductors & Semiconductor Equipment - 8.3%
Alpha & Omega Semiconductor [1]	53,394	880,467
AXT [1]	74,523	681,886
FormFactor [1]	39,040	657,824
Ichor Holdings [1]	30,075	806,010
Kopin Corporation [1]	93,555	390,124
Nanometrics [1]	16,038	461,894
Rubicon Technology [1]	12,146	100,326
Rudolph Technologies [1]	18,603	489,259

		4,467,790

Software - 2.9%
A10 Networks [1]	25,097	189,733
Bottomline Technologies [1]	18,064	574,977
Datawatch Corporation [1]	66,003	762,335

		1,527,045

Technology Hardware, Storage & Peripherals - 0.4%
Intevac [1]	23,720	200,434

Total		9,731,372

Materials – 8.2%
Chemicals - 4.1%
Intrepid Potash [1]	140,349	611,922
Kraton Corporation [1]	19,000	768,360
Schulman (A.)	24,000	819,600

		2,199,882

Metals & Mining - 3.1%
Haynes International	21,652	777,523
Universal Stainless & Alloy Products [1]	42,880	894,048

		1,671,571

Paper & Forest Products - 1.0%
Boise Cascade [1]	15,000	523,500

Total		4,394,953

Real Estate – 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Armada Hoffler Properties	42,500	586,925

Total		586,925

Telecommunication Services – 0.9%
Diversified Telecommunication Services - 0.9%
Ooma [1]	43,800	462,090

Total		462,090

Miscellaneous[2] – 5.0%
Total		2,658,949

TOTAL COMMON STOCKS
(Cost $39,874,332)		50,965,654

REPURCHASE AGREEMENT – 4.5%
Fixed Income Clearing Corporation,
0.12% dated 9/29/17, due 10/2/17,
maturity value $2,433,024 (collateralized
by obligations of various U.S. Government
Agencies, 2.00% due 6/30/24, valued at $2,484,402)
(Cost $2,433,000)		2,433,000

TOTAL INVESTMENTS – 99.7%
(Cost $42,307,332)		53,398,654

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.3%		140,201

NET ASSETS – 100.0%		$53,538,855

SCHEDULES OF INVESTMENTS
ROYCE OPPORTUNITY FUND
SEPTEMBER 30, 2017 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 91.9%

Consumer Discretionary – 15.0%
Auto Components - 4.5%
American Axle & Manufacturing Holdings [1]	566,645	$9,961,619
Cooper Tire & Rubber	209,900	7,850,260
Dana	640,536	17,909,387
Modine Manufacturing [1]	559,600	10,772,300
Tower International	657,461	17,882,939
VOXX International Cl. A [1]	986,478	8,434,387

		72,810,892

Automobiles - 0.4%
Winnebago Industries	128,322	5,742,409

Diversified Consumer Services - 0.9%
Houghton Mifflin Harcourt [1,4]	760,800	9,167,640
K12 [1]	266,800	4,759,712

		13,927,352

Hotels, Restaurants & Leisure - 1.5%
Belmond Cl. A [1,4]	610,719	8,336,314
Carrols Restaurant Group [1]	332,605	3,625,394
Del Taco Restaurants [1,4]	227,900	3,495,986
El Pollo Loco Holdings [1,4]	338,484	4,112,581
Jamba [1,4]	361,325	3,121,848
Ruby Tuesday [1]	436,092	933,237

		23,625,360

Household Durables - 2.2%
Beazer Homes USA [1]	409,894	7,681,413
Dixie Group [1,6]	849,935	3,399,740
Ethan Allen Interiors	145,199	4,704,448
Libbey	143,500	1,328,810
M.D.C. Holdings	156,332	5,191,786
M/I Homes [1]	239,000	6,388,470
TRI Pointe Group [1,4]	242,672	3,351,300
William Lyon Homes Cl. A [1]	175,241	4,028,791

		36,074,758

Internet & Direct Marketing Retail - 0.0%
EVINE Live [1]	467,443	486,141

Leisure Products - 0.2%
Clarus Corporation [1]	471,382	3,535,365

Media - 0.5%
Ballantyne Strong [1]	92,386	563,555
Entravision Communications Cl. A	234,000	1,333,800
McClatchy Company (The) Cl. A [1,4]	304,605	2,251,031
New York Times Cl. A	155,299	3,043,860

		7,192,246

Multiline Retail - 0.3%
J.C. Penney Company [1,4]	1,103,141	4,202,967

Specialty Retail - 3.4%
American Eagle Outfitters	454,000	6,492,200
Ascena Retail Group [1,4]	753,968	1,847,221
Barnes & Noble	674,603	5,126,983
bebe stores [1,4]	187,905	965,832
Caleres	133,700	4,080,524
Chico’s FAS	278,800	2,495,260
Conn’s [1,4]	178,236	5,017,343
DSW Cl. A	401,300	8,619,924
Guess?	353,500	6,020,105
MarineMax [1]	65,600	1,085,680
Rent-A-Center	342,318	3,929,811
Sally Beauty Holdings [1,4]	328,000	6,422,240
Sears Hometown and Outlet Stores [1,4]	241,685	616,297
Stage Stores	839,546	1,544,765
TravelCenters of America LLC [1]	173,109	735,713

		54,999,898

Textiles, Apparel & Luxury Goods - 1.1%
Skechers U.S.A. Cl. A [1,4]	351,564	8,820,741
Unifi [1]	236,467	8,425,319
Vince Holding [1]	1,411,990	847,194

		18,093,254

Total		240,690,642

Consumer Staples – 1.6%
Food & Staples Retailing - 0.8%
Natural Grocers by Vitamin Cottage [1]	312,668	1,744,687
SUPERVALU [1]	222,928	4,848,684
United Natural Foods [1,4]	138,400	5,756,056

		12,349,427

Food Products - 0.8%
Inventure Foods [1,4]	545,051	2,556,289
Landec Corporation [1]	507,483	6,571,905
SunOpta [1]	440,990	3,836,613

		12,964,807

Total		25,314,234

Energy – 4.9%
Energy Equipment & Services - 2.8%
Aspen Aerogels [1]	332,691	1,447,206
Basic Energy Services [1]	386,115	7,452,019
Independence Contract Drilling [1,4]	616,400	2,342,320
Matrix Service [1]	552,704	8,401,101
Newpark Resources [1]	1,233,531	12,335,310
Patterson-UTI Energy	271,400	5,683,116
U.S. Silica Holdings	117,300	3,644,511
Willbros Group [1]	1,142,009	3,677,269

		44,982,852

Oil, Gas & Consumable Fuels - 2.1%
Ardmore Shipping [1]	558,500	4,607,625
Bill Barrett [1,4]	508,700	2,182,323
Dorian LPG [1,4]	641,297	4,373,646
Gener8 Maritime [1,4]	566,400	2,554,464
Matador Resources [1]	230,400	6,255,360
Pengrowth Energy [1,4]	1,932,900	1,990,887
Scorpio Tankers	815,126	2,795,882
StealthGas [1]	983,621	3,255,786
Stone Energy [1]	215,469	6,261,529

		34,277,502

Total		79,260,354

Financials – 5.3%
Banks - 2.5%
Boston Private Financial Holdings	459,562	7,605,751
CenterState Bank	236,141	6,328,579
Guaranty Bancorp	169,760	4,719,328
Southern National Bancorp of Virginia	183,115	3,111,124
State Bank Financial	400,059	11,461,690
Umpqua Holdings	320,700	6,256,857

		39,483,329

Consumer Finance - 0.7%
Enova International [1]	867,795	11,671,843

Insurance - 0.9%
Aspen Insurance Holdings	80,700	3,260,280
Heritage Insurance Holdings	251,500	3,322,315
MBIA [1]	979,776	8,524,051

		15,106,646

Investment Companies - 0.1%
BlackRock Resources & Commodities Strategy
Trust	213,400	1,897,126

Thrifts & Mortgage Finance - 1.1%
BofI Holding [1,4]	85,000	2,419,950
MGIC Investment [1]	339,885	4,258,759
Radian Group	371,400	6,941,466
Walker & Dunlop [1]	72,237	3,780,162

		17,400,337

Total		85,559,281

Health Care – 5.3%
Health Care Equipment & Supplies - 2.1%
Accuray [1]	651,300	2,605,200
Analogic Corporation	114,638	9,600,933
AngioDynamics [1]	512,241	8,754,199
Invacare Corporation	732,107	11,530,685
RTI Surgical [1]	376,655	1,713,780

		34,204,797

Health Care Providers & Services - 2.1%
Aceto Corporation	422,900	4,749,167
BioScrip [1,4]	94,200	259,050
Brookdale Senior Living [1,4]	579,160	6,139,096
Community Health Systems [1]	796,100	6,114,048
Cross Country Healthcare [1]	321,372	4,573,123
Kindred Healthcare [4]	499,750	3,398,300
Owens & Minor	174,700	5,101,240
PharMerica Corporation [1]	28,360	830,948
Surgery Partners [1,4]	320,356	3,315,685

		34,480,657

Health Care Technology - 0.7%
Allscripts Healthcare Solutions [1]	737,736	10,497,983

Pharmaceuticals - 0.4%
Sucampo Pharmaceuticals Cl. A [1,4]	512,670	6,049,506

Total		85,232,943

Industrials – 25.5%
Aerospace & Defense - 3.2%
Aerojet Rocketdyne Holdings [1]	407,840	14,278,478
Engility Holdings [1]	211,747	7,343,386
KEYW Holding Corporation [1]	681,757	5,188,171
Kratos Defense & Security Solutions [1]	944,966	12,360,155
Mercury Systems [1]	59,095	3,065,848
Wesco Aircraft Holdings [1]	992,529	9,329,773

		51,565,811

Air Freight & Logistics - 0.7%
Atlas Air Worldwide Holdings [1,4]	169,500	11,153,100

Building Products - 3.3%
Builders FirstSource [1]	299,894	5,395,093
Griffon Corporation	419,800	9,319,560
Insteel Industries	214,568	5,602,370
NCI Building Systems [1]	557,900	8,703,240
PGT Innovations [1]	693,083	10,361,591
Ply Gem Holdings [1]	300,292	5,119,979
Quanex Building Products	381,086	8,745,924

		53,247,757

Commercial Services & Supplies - 2.2%
Herman Miller	276,679	9,932,776
Interface	587,664	12,869,842
Kimball International Cl. B	68,350	1,351,279
Steelcase Cl. A	416,742	6,417,827
Team [1]	402,855	5,378,114

		35,949,838

Construction & Engineering - 2.2%
Aegion Corporation [1]	524,836	12,218,182
Great Lakes Dredge & Dock [1]	479,800	2,327,030
Layne Christensen [1]	966,712	12,132,236
Northwest Pipe [1,6]	489,326	9,306,980

		35,984,428

Electrical Equipment - 1.9%
Babcock & Wilcox Enterprises [1,4]	245,600	817,848
Encore Wire	217,106	9,720,921
General Cable	809,874	15,266,125
Power Solutions International [1,3]	204,505	1,742,383
Revolution Lighting Technologies [1,4]	485,223	3,153,949

		30,701,226

Machinery - 8.8%
Astec Industries	202,961	11,367,846
Commercial Vehicle Group [1]	987,014	7,254,553
DMC Global	376,162	6,357,138
Federal Signal	323,232	6,878,377
FreightCar America	468,820	9,170,119
Hardinge	600,997	9,177,224
Hurco Companies	202,073	8,406,237
Hyster-Yale Materials Handling Cl. A	151,574	11,586,317
Meritor [1]	634,932	16,514,581
Mueller Industries	396,521	13,858,409
Mueller Water Products Cl. A	958,976	12,274,893
NN	355,407	10,306,803
Spartan Motors	637,805	7,047,745
Westport Fuel Systems [1]	3,430,690	11,218,356

		141,418,598

Marine - 0.5%
Diana Shipping [1]	588,080	2,134,730
Navios Maritime Holdings [1]	1,080,749	1,804,851
Scorpio Bulkers [1]	522,990	3,687,080

		7,626,661

Professional Services - 0.3%
Korn/Ferry International	110,700	4,364,901

Road & Rail - 0.5%
Hertz Global Holdings [1,4]	360,400	8,058,544

Trading Companies & Distributors - 1.9%
Herc Holdings [1,4]	243,466	11,961,485
Textainer Group Holdings [1,4]	471,300	8,082,795
Univar [1]	332,539	9,620,353

		29,664,633

Total		409,735,497

Information Technology – 21.8%
Communications Equipment - 3.3%
ARRIS International [1]	287,460	8,189,735
Aviat Networks [1]	229,729	3,919,177
Ciena Corporation [1]	477,417	10,488,851
Comtech Telecommunications	769,952	15,807,115
EMCORE Corporation [1]	451,768	3,704,498
Extreme Networks [1]	489,656	5,822,010
Harmonic [1]	533,319	1,626,623
Oclaro [1]	210,675	1,818,125
Westell Technologies Cl. A [1]	311,603	925,461

		52,301,595

Electronic Equipment, Instruments & Components - 6.8%
Benchmark Electronics [1]	150,600	5,142,990
Daktronics	289,225	3,057,108
Echelon Corporation [1,6]	230,152	1,077,111
Electro Scientific Industries [1]	65,338	909,505
Fabrinet [1]	284,989	10,561,692
Frequency Electronics [1]	228,179	2,142,601
Identiv [1]	624,497	2,897,666
II-VI [1]	231,978	9,545,895
KEMET Corporation [1]	551,884	11,661,309
Knowles Corporation [1,4]	545,777	8,334,015
Maxwell Technologies [1]	899,142	4,612,599
Novanta [1]	47,934	2,089,922
Park Electrochemical	203,034	3,756,129
PCM [1]	131,281	1,837,934
Perceptron [1]	413,026	3,258,775
RadiSys Corporation [1]	426,678	584,549
Sanmina Corporation [1]	229,723	8,534,210
SigmaTron International [1,6]	321,647	2,695,402
Systemax	48,500	1,281,855
TTM Technologies [1]	549,825	8,450,810
Vishay Intertechnology	674,923	12,688,552
Vishay Precision Group [1]	170,842	4,168,545

		109,289,174

Internet Software & Services - 1.6%
Amber Road [1]	245,971	1,889,057
Bazaarvoice [1]	239,300	1,184,535
Blucora [1]	265,140	6,708,042
Leaf Group [1]	515,657	3,558,033
Limelight Networks [1]	571,364	2,268,315
Marin Software [1]	875,843	1,532,725
QuinStreet [1]	715,864	5,261,601
Telaria [1]	917,782	4,001,530

		26,403,838

IT Services - 1.1%
Computer Task Group [1]	659,363	3,534,186
Perficient [1]	135,203	2,659,443
Unisys Corporation [1]	913,171	7,761,953
Virtusa Corporation [1,4]	97,300	3,675,994

		17,631,576

Semiconductors & Semiconductor Equipment - 8.1%
Alpha & Omega Semiconductor [1]	468,494	7,725,466
Amtech Systems [1]	442,140	5,296,837
AXT [1]	445,021	4,071,942
Brooks Automation	248,655	7,549,166
Cohu	168,501	4,017,064
Cree [1,4]	421,214	11,874,023
Cypress Semiconductor	759,900	11,413,698
FormFactor [1]	353,638	5,958,800
IXYS Corporation [1]	315,215	7,470,595
Kopin Corporation [1]	1,055,122	4,399,859
Kulicke & Soffa Industries [1]	624,788	13,476,677
MaxLinear [1]	314,122	7,460,397
Microsemi Corporation [1]	274,854	14,149,484
Nanometrics [1]	176,602	5,086,138
NeoPhotonics Corporation [1]	751,696	4,179,430
Rubicon Technology [1,4]	53,545	442,282
Rudolph Technologies [1]	160,399	4,218,494
Sigma Designs [1]	401,725	2,530,867
Ultra Clean Holdings [1]	117,938	3,611,261
Veeco Instruments [1,4]	261,300	5,591,820

		130,524,300

Software - 0.2%
A10 Networks [1]	372,575	2,816,667

Technology Hardware, Storage & Peripherals - 0.7%
Avid Technology [1]	470,898	2,137,877
Cray [1,4]	263,992	5,134,644
Intevac [1]	508,777	4,299,166

		11,571,687

Total		350,538,837

Materials – 8.4%
Chemicals - 2.0%
Ferro Corporation [1]	636,911	14,203,115
Huntsman Corporation	76,260	2,091,049
Kraton Corporation [1]	136,218	5,508,656
Olin Corporation	23,700	811,725
Schulman (A.)	263,719	9,006,004

		31,620,549

Construction Materials - 0.0%
Forterra [1,4]	176,400	793,800

Metals & Mining - 5.9%
AK Steel Holding Corporation [1,4]	960,600	5,369,754
Allegheny Technologies [1,4]	674,122	16,111,516
Carpenter Technology	311,141	14,944,102
Century Aluminum [1]	527,303	8,742,684
Coeur Mining [1]	365,200	3,356,188
Commercial Metals	725,461	13,805,523
Constellium Cl. A [1]	271,400	2,781,850
Haynes International	291,750	10,476,742
Noranda Aluminum Holding Corporation [1,3,6]	593,726	9,203
Synalloy Corporation [1]	399,152	4,989,400
TimkenSteel Corporation [1,4]	612,213	10,101,515
Universal Stainless & Alloy Products [1]	177,432	3,699,457

		94,387,934

Paper & Forest Products - 0.5%
Louisiana-Pacific Corporation [1]	301,009	8,151,324

Total		134,953,607

Real Estate – 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.1%
BRT Apartments	106,222	1,138,700

Real Estate Management & Development - 0.3%
Tejon Ranch [1]	222,810	4,701,291

Total		5,839,991

Telecommunication Services – 0.6%
Diversified Telecommunication Services - 0.6%
Iridium Communications [1,4]	668,313	6,883,624
Windstream Holdings [4]	1,349,904	2,389,330

Total		9,272,954

Utilities – 0.2%
Water Utilities - 0.2%
Pure Cycle [1]	413,790	3,103,425

Total		3,103,425

Miscellaneous[2] – 2.9%
Total		47,391,410

TOTAL COMMON STOCKS
(Cost $1,177,640,698)		1,476,893,175

REPURCHASE AGREEMENT – 7.9%
Fixed Income Clearing Corporation,
0.12% dated 9/29/17, due 10/2/17,
maturity value $127,641,276 (collateralized
by obligations of various U.S. Government
Agencies, 2.125% due 5/15/25, valued at $130,197,117)
(Cost $127,640,000)		127,640,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES
LOANED – 6.8%
U.S. Treasury Bills
due 10/5/17-7/19/18	$3,352,438	3,352,257
U.S. Treasury Bonds
2.25%-5.50%
due 8/15/28-11/15/46	6,090,162	6,133,312
U.S. Treasury Notes
0.625%-3.75%
due 10/15/17-5/15/27	41,873,923	42,120,539
U.S. Treasury Notes - Floating Rate
due 1/31/19	290,217	290,188
U.S. Treasury Strips - Interest
due 11/15/25-2/15/40	132,610	132,651
U.S. Treasury TIPS
0.125%-3.875%
due 1/15/18-2/15/47	8,861,134	8,870,089
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.8820%)		48,561,583

TOTAL COLLATERAL RECEIVED FOR SECURITIES
LOANED
(Cost $109,460,619)		109,460,619

TOTAL INVESTMENTS – 106.6%
(Cost $1,414,741,317)		1,713,993,794

LIABILITIES LESS CASH
AND OTHER ASSETS – (6.6)%		(106,472,246)

NET ASSETS – 100.0%		$1,607,521,548

SCHEDULES OF INVESTMENTS
ROYCE PENNSYLVANIA MUTUAL FUND
SEPTEMBER 30, 2017 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 98.9%

Consumer Discretionary – 9.4%
Auto Components - 2.6%
Cooper Tire & Rubber	94,600	$3,538,040
Dorman Products [1]	128,400	9,196,008
Gentex Corporation	598,334	11,847,013
LCI Industries	135,965	15,751,545
Motorcar Parts of America [1,4]	75,000	2,209,500
Standard Motor Products	85,851	4,142,311
STRATTEC SECURITY [6]	220,858	9,033,092
Superior Industries International	322,900	5,376,285

		61,093,794

Automobiles - 0.9%
Thor Industries	49,066	6,177,900
Winnebago Industries	318,862	14,269,075

		20,446,975

Distributors - 1.0%
Core-Mark Holding Company	330,660	10,627,412
Weyco Group	504,800	14,326,224

		24,953,636

Hotels, Restaurants & Leisure - 0.2%
Lindblad Expeditions Holdings [1]	370,700	3,966,490

Household Durables - 1.4%
AV Homes [1]	73,700	1,263,955
Bassett Furniture Industries	40,600	1,530,620
Ethan Allen Interiors	504,869	16,357,755
Flexsteel Industries	91,500	4,639,050
PICO Holdings [1]	616,341	10,292,895

		34,084,275

Leisure Products - 0.4%
American Outdoor Brands [1,4]	62,400	951,600
MCBC Holdings [1]	106,700	2,174,546
Nautilus [1]	324,700	5,487,430

		8,613,576

Media - 0.5%
E.W. Scripps Company Cl. A [1]	134,067	2,562,020
Liberty Global LiLAC Group Cl. C [1]	114,800	2,674,840
Saga Communications Cl. A	138,034	6,294,351

		11,531,211

Multiline Retail - 0.0%
Dillard’s Cl. A	2,751	154,249

Specialty Retail - 2.1%
American Eagle Outfitters	321,391	4,595,891
America’s Car-Mart [1]	300,100	12,341,613
AutoCanada	150,000	2,862,352
Barnes & Noble	86,000	653,600
Caleres	185,413	5,658,805
DSW Cl. A	208,529	4,479,203
Hibbett Sports [1,4]	15,400	219,450
Kirkland’s [1]	32,000	365,760
Monro	177,000	9,920,850
Murphy USA [1]	33,000	2,277,000
Shoe Carnival	261,340	5,848,789

		49,223,313

Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor [1]	11,080	757,983
Movado Group	103,126	2,887,528
Steven Madden [1]	78,844	3,413,945

		7,059,456

Total		221,126,975

Consumer Staples – 1.8%
Food & Staples Retailing - 0.2%
Village Super Market Cl. A	214,311	5,302,054

Food Products - 1.1%
Cal-Maine Foods [1]	157,546	6,475,141
Farmer Bros. [1]	47,777	1,569,474
Industrias Bachoco ADR	62,760	4,173,540
John B. Sanfilippo & Son	19,300	1,299,083
Lancaster Colony	22,800	2,738,736
Sanderson Farms	13,700	2,212,824
Seneca Foods Cl. A [1]	107,448	3,706,956
Seneca Foods Cl. B [1]	7,197	249,016
Tootsie Roll Industries	76,774	2,917,412

		25,342,182

Personal Products - 0.5%
Inter Parfums	297,000	12,251,250

Total		42,895,486

Energy – 4.0%
Energy Equipment & Services - 3.5%
Era Group [1]	414,840	4,642,060
Forum Energy Technologies [1,4]	105,665	1,680,073
Frank’s International	222,500	1,717,700
Helmerich & Payne	69,246	3,608,409
Mammoth Energy Services [1]	62,000	1,045,320
Newpark Resources [1]	99,000	990,000
Oil States International [1]	69,873	1,771,281
Pason Systems	1,152,320	17,343,674
RPC	283,075	7,017,429
SEACOR Holdings [1]	271,509	12,519,280
SEACOR Marine Holdings [1]	342,903	5,363,003
TGS-NOPEC Geophysical	757,285	18,018,144
Unit Corporation [1]	286,984	5,906,131

		81,622,504

Oil, Gas & Consumable Fuels - 0.5%
Centennial Resource Development Cl. A [1]	12,545	225,433
San Juan Basin Royalty Trust	207,033	1,623,139
World Fuel Services	277,000	9,393,070

		11,241,642

Total		92,864,146

Financials – 13.3%
Banks - 3.7%
Ames National	25,433	759,175
Blue Hills Bancorp	96,590	1,854,528
BOK Financial	96,100	8,560,588
Camden National	115,582	5,043,998
City Holding Company	47,970	3,449,523
CNB Financial	188,210	5,141,897
Codorus Valley Bancorp	27,279	837,738
FCB Financial Holdings Cl. A [1,4]	23,900	1,154,370
First Citizens BancShares Cl. A	78,876	29,490,948
Landmark Bancorp	13,468	380,471
MidWestOne Financial Group	143,135	4,832,237
National Bankshares	92,200	4,144,390
Northrim BanCorp	100,106	3,498,705
Popular	227,900	8,190,726
Unity Bancorp	42,822	847,876
Webster Financial	191,800	10,079,090

		88,266,260

Capital Markets - 6.0%
Ares Management L.P.	340,756	6,355,099
Artisan Partners Asset Management Cl. A	250,570	8,168,582
Bolsa Mexicana de Valores	3,628,800	6,055,971
Cohen & Steers	48,000	1,895,520
Diamond Hill Investment Group	60,500	12,847,175
Federated Investors Cl. B	363,872	10,806,998
Greenhill & Co.	12,400	205,840
Houlihan Lokey Cl. A	221,122	8,652,504
Lazard Cl. A	134,657	6,089,190
Moelis & Company Cl. A	142,490	6,134,194
Morningstar	109,204	9,281,248
Reinet Investments	238,550	5,074,962
Reinet Investments DR	1,300,000	2,755,794
Rothschild & Co	328,346	12,418,312
SEI Investments	294,300	17,969,958
Sprott	2,688,700	4,546,710
Virtu Financial Cl. A	317,000	5,135,400
Virtus Investment Partners	2,470	286,644
Westwood Holdings Group	232,700	15,653,729

		140,333,830

Insurance - 2.0%
Alleghany Corporation [1]	1,190	659,272
E-L Financial	39,800	26,985,213
MBIA [1]	692,677	6,026,290
ProAssurance Corporation	30,000	1,639,500
Reinsurance Group of America	28,928	4,036,324
RLI Corp.	117,400	6,734,064

		46,080,663

Investment Companies - 0.3%
RIT Capital Partners	259,300	6,747,709

Thrifts & Mortgage Finance - 1.3%
BofI Holding [1,4]	201,300	5,731,011
Genworth MI Canada	632,857	18,781,563
Southern Missouri Bancorp	11,100	405,039
Timberland Bancorp	41,900	1,313,146
TrustCo Bank Corp. NY	606,826	5,400,751

		31,631,510

Total		313,059,972

Health Care – 10.1%
Biotechnology - 0.3%
Eagle Pharmaceuticals [1,4]	19,006	1,133,518
Flexion Therapeutics [1]	50,000	1,209,000
Progenics Pharmaceuticals [1]	229,800	1,691,328
Zealand Pharma [1,4]	160,850	3,103,955

		7,137,801

Health Care Equipment & Supplies - 3.3%
Analogic Corporation	151,200	12,663,000
Atrion Corporation	9,500	6,384,000
CryoLife [1]	77,900	1,768,330
Hill-Rom Holdings	52,400	3,877,600
ICU Medical [1]	47,400	8,809,290
Masimo Corporation [1]	74,600	6,457,376
Merit Medical Systems [1]	627,786	26,586,737
Neogen Corporation [1,4]	134,500	10,418,370

		76,964,703

Health Care Providers & Services - 2.8%
AAC Holdings [1,4]	100,000	993,000
AMN Healthcare Services [1,4]	232,500	10,625,250
Ensign Group (The)	87,200	1,969,848
HealthEquity [1]	77,200	3,904,776
HealthSouth Corporation	183,713	8,515,098
Landauer	256,600	17,269,180
LHC Group [1]	15,000	1,063,800
Tivity Health [1,4]	90,200	3,680,160
U.S. Physical Therapy	290,500	17,851,225

		65,872,337

Health Care Technology - 1.4%
athenahealth [1]	125,900	15,656,924
Medidata Solutions [1,4]	235,665	18,396,010

		34,052,934

Life Sciences Tools & Services - 2.3%
Bio-Rad Laboratories Cl. A [1]	55,622	12,360,321
Bio-Techne	209,740	25,355,468
ICON [1]	138,000	15,715,440

		53,431,229

Total		237,459,004

Industrials – 27.4%
Aerospace & Defense - 2.0%
HEICO Corporation	268,100	24,078,061
HEICO Corporation Cl. A	126,775	9,660,255
Teledyne Technologies [1]	65,300	10,394,454
Wesco Aircraft Holdings [1]	373,573	3,511,586

		47,644,356

Air Freight & Logistics - 1.0%
Forward Air	282,000	16,138,860
Hub Group Cl. A [1]	154,100	6,618,595

		22,757,455

Airlines - 0.2%
Spirit Airlines [1,4]	164,700	5,502,627

Building Products - 1.1%
American Woodmark [1]	84,798	8,161,808
Apogee Enterprises	172,100	8,305,546
Gibraltar Industries [1]	232,520	7,242,998
NCI Building Systems [1]	116,000	1,809,600

		25,519,952

Commercial Services & Supplies - 2.7%
Copart [1]	451,600	15,521,492
Healthcare Services Group	219,700	11,857,209
Heritage-Crystal Clean [1]	242,158	5,266,937
Herman Miller	141,706	5,087,245
HNI Corporation	49,200	2,040,324
Kimball International Cl. B	305,042	6,030,680
Mobile Mini	198,700	6,845,215
Steelcase Cl. A	239,470	3,687,838
Team [1]	186,082	2,484,195
UniFirst Corporation	26,268	3,979,602
Viad Corporation	12,700	773,430

		63,574,167

Construction & Engineering - 1.8%
Comfort Systems USA	95,600	3,412,920
Jacobs Engineering Group	54,000	3,146,580
KBR	552,100	9,871,548
Valmont Industries	159,975	25,292,048

		41,723,096

Electrical Equipment - 1.5%
Encore Wire	182,418	8,167,766
EnerSys	94,600	6,543,482
Preformed Line Products [6]	290,278	19,535,709

		34,246,957

Industrial Conglomerates - 1.1%
Raven Industries	777,945	25,205,418

Machinery - 10.2%
Alamo Group	18,262	1,960,791
CIRCOR International	416,779	22,685,281
Colfax Corporation [1]	74,543	3,103,970
Federal Signal	75,624	1,609,279
Flowserve Corporation	27,600	1,175,484
Franklin Electric	312,748	14,026,748
Graco	120,500	14,904,645
Graham Corporation	33,000	687,390
Greenbrier Companies (The)	103,500	4,983,525
John Bean Technologies	219,550	22,196,505
Kadant	87,100	8,583,705
Lincoln Electric Holdings	156,119	14,312,990
Lindsay Corporation	117,200	10,770,680
Lydall [1]	96,893	5,551,969
Miller Industries	258,232	7,217,584
Mueller Water Products Cl. A	82,500	1,056,000
Nordson Corporation	106,100	12,572,850
Proto Labs [1,4]	15,000	1,204,500
RBC Bearings [1]	115,606	14,468,091
Sun Hydraulics	707,687	38,215,098
Tennant Company	441,700	29,240,540
Wabash National	392,649	8,960,250

		239,487,875

Marine - 0.8%
Clarkson	277,700	10,646,291
Diana Shipping [1]	97,900	355,377
Kirby Corporation [1]	95,800	6,318,010

		17,319,678

Professional Services - 2.1%
Exponent	166,378	12,295,334
GP Strategies [1]	44,900	1,385,165
Heidrick & Struggles International	265,152	5,607,965
Korn/Ferry International	135,522	5,343,633
ManpowerGroup	117,705	13,868,003
Resources Connection	55,800	775,620
Robert Half International	138,162	6,955,075
TrueBlue [1]	161,549	3,626,775

		49,857,570

Road & Rail - 1.9%
Landstar System	265,260	26,433,159
Marten Transport	64,333	1,322,043
Old Dominion Freight Line	10,590	1,166,065
Saia [1]	53,056	3,323,958
Universal Logistics Holdings	586,484	11,993,598
Werner Enterprises	31,000	1,133,050

		45,371,873

Trading Companies & Distributors - 1.0%
Air Lease Cl. A	55,340	2,358,591
Applied Industrial Technologies	191,800	12,620,440
MSC Industrial Direct Cl. A	21,050	1,590,748
Richelieu Hardware	292,800	7,363,706

		23,933,485

Total		642,144,509

Information Technology – 19.6%
Communications Equipment - 0.5%
ADTRAN	62,000	1,488,000
Digi International [1]	354,544	3,758,167
NETGEAR [1,4]	79,400	3,779,440
NetScout Systems [1]	72,700	2,351,845
TESSCO Technologies	75,645	941,780

		12,319,232

Electronic Equipment, Instruments & Components - 10.3%
Badger Meter	455,028	22,296,372
Benchmark Electronics [1]	109,444	3,737,513
Celestica [1]	877,995	10,869,578
Cognex Corporation	159,015	17,536,174
Coherent [1]	70,400	16,555,968
Dolby Laboratories Cl. A	157,676	9,069,524
ePlus [1]	8,000	739,600
Fabrinet [1]	319,800	11,851,788
FARO Technologies [1]	378,793	14,488,832
FLIR Systems	919,463	35,776,305
HollySys Automation Technologies	85,700	1,851,977
Insight Enterprises [1]	151,300	6,947,696
IPG Photonics [1]	94,400	17,469,664
LightPath Technologies Cl. A [1,4]	307,600	787,456
Mesa Laboratories	24,630	3,677,752
Methode Electronics	172,694	7,313,591
MTS Systems	68,774	3,675,970
National Instruments	447,890	18,887,521
Orbotech [1]	143,300	6,048,693
PC Connection	344,461	9,710,356
Plexus Corporation [1]	127,302	7,139,096
Richardson Electronics	157,551	940,580
Sanmina Corporation [1]	106,600	3,960,190
Vishay Intertechnology	602,689	11,330,553

		242,662,749

Internet Software & Services - 1.0%
Benefitfocus [1,4]	100,000	3,365,000
Cars.com [1,4]	20,000	532,200
comScore [1,3,4]	350,709	9,995,206
Etsy [1]	186,700	3,151,496
j2 Global	59,650	4,406,942
Stamps.com [1]	10,200	2,067,030

		23,517,874

IT Services - 0.2%
Convergys Corporation	123,039	3,185,480

Semiconductors & Semiconductor Equipment - 4.7%
Advanced Energy Industries [1]	251,800	20,335,368
Brooks Automation	342,800	10,407,408
Cabot Microelectronics	157,230	12,567,394
Cirrus Logic [1]	128,388	6,845,648
Cohu	178,500	4,255,440
Diodes [1]	293,600	8,787,448
Entegris [1]	72,500	2,091,625
FormFactor [1]	55,200	930,120
IXYS Corporation [1]	134,900	3,197,130
Kulicke & Soffa Industries [1]	136,300	2,939,991
M/A-COM Technology Solutions Holdings [1,4]	20,000	892,200
MKS Instruments	196,135	18,524,950
Nanometrics [1]	157,081	4,523,933
PDF Solutions [1,4]	55,000	851,950
Photronics [1]	149,560	1,323,606
Rudolph Technologies [1]	101,183	2,661,113
Silicon Motion Technology ADR	161,500	7,756,845
Ultra Clean Holdings [1]	41,900	1,282,978

		110,175,147

Software - 2.3%
ACI Worldwide [1]	573,583	13,066,221
Blackbaud	109,443	9,609,095
Computer Modelling Group	717,200	5,265,119
Fair Isaac	80,400	11,296,200
Guidewire Software [1,4]	23,000	1,790,780
Monotype Imaging Holdings	556,000	10,703,000
PTC [1]	45,700	2,571,996

		54,302,411

Technology Hardware, Storage & Peripherals - 0.6%
Cray [1]	35,650	693,392
Diebold Nixdorf	226,200	5,168,670
Stratasys [1]	67,500	1,560,600
Super Micro Computer [1,4]	331,566	7,327,609

		14,750,271

Total		460,913,164

Materials – 8.1%
Chemicals - 3.5%
Balchem Corporation	228,500	18,574,765
Chase Corporation	14,000	1,559,600
FutureFuel Corporation	659,156	10,375,115
Ingevity Corporation [1]	22,500	1,405,575
Innospec	108,078	6,663,009
Minerals Technologies	150,302	10,618,836
Platform Specialty Products [1]	92,200	1,028,030
Quaker Chemical	195,608	28,940,204
Umicore	47,000	3,887,897

		83,053,031

Containers & Packaging - 0.7%
AptarGroup	180,500	15,578,955

Metals & Mining - 2.9%
Compass Minerals International	118,426	7,685,847
Franco-Nevada Corporation	243,800	18,889,624
Haynes International	31,893	1,145,278
Hecla Mining	173,300	869,966
Major Drilling Group International [1]	1,546,250	8,674,614
Pretium Resources [1]	102,600	949,734
Reliance Steel & Aluminum	196,214	14,945,620
Schnitzer Steel Industries Cl. A	58,200	1,638,330
Worthington Industries	257,633	11,851,118

		66,650,131

Paper & Forest Products - 1.0%
Stella-Jones	631,100	24,288,056

Total		189,570,173

Real Estate – 2.4%
Real Estate Management & Development - 2.4%
FirstService Corporation	52,800	3,474,768
FRP Holdings [1]	444,276	20,103,489
Marcus & Millichap [1]	574,935	15,517,496
St. Joe Company (The) [1]	105,000	1,979,250
Tejon Ranch [1]	720,084	15,193,772

Total		56,268,775

Telecommunication Services – 0.2%
Wireless Telecommunication Services - 0.2%
Telephone and Data Systems	162,000	4,518,180

Total		4,518,180

Utilities – 0.2%
Gas Utilities - 0.2%
Star Gas Partners L.P.	357,443	4,056,978

Total		4,056,978

Miscellaneous[2] – 2.4%
Total		56,361,927

TOTAL COMMON STOCKS
(Cost $1,363,362,909)		2,321,239,289

REPURCHASE AGREEMENT – 1.1%
Fixed Income Clearing Corporation,
0.12% dated 9/29/17, due 10/2/17,
maturity value $26,664,267 (collateralized
by obligations of various U.S. Government
Agencies, 1.625% due 2/15/26, valued at $27,197,989)
(Cost $26,664,000)		26,664,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES
LOANED – 2.4%
U.S. Treasury Bills
due 10/5/17-3/29/18	$1,730,853	1,730,759
U.S. Treasury Bonds
2.25%-5.50%
due 8/15/28-11/15/46	3,232,713	3,255,255
U.S. Treasury Notes
0.625%-3.75%
due 10/15/17-5/15/27	33,331,701	33,539,313
U.S. Treasury Notes - Floating Rate
due 1/31/19	169,020	169,003
U.S. Treasury Strips - Interest
due 11/15/25-2/15/40	62,736	62,755
U.S. Treasury TIPS
0.125%-3.875%
due 1/15/18-2/15/47	4,845,995	4,850,948
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.8820%)		12,106,103

TOTAL COLLATERAL RECEIVED FOR SECURITIES
LOANED
(Cost $55,714,136)		55,714,136

TOTAL INVESTMENTS – 102.4%
(Cost $1,445,741,045)		2,403,617,425

LIABILITIES LESS CASH
AND OTHER ASSETS – (2.4)%		(55,246,032)

NET ASSETS – 100.0%		$2,348,371,393

SCHEDULES OF INVESTMENTS
ROYCE PREMIER FUND
SEPTEMBER 30, 2017 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 91.3%

Consumer Discretionary – 7.9%
Auto Components - 1.5%
Dorman Products [1]	510,900	$36,590,658

Automobiles - 1.4%
Thor Industries	263,800	33,215,058

Distributors - 1.5%
Core-Mark Holding Company	252,962	8,130,199
Pool Corporation	253,700	27,442,729

		35,572,928

Diversified Consumer Services - 0.5%
Sotheby’s [1]	287,000	13,233,570

Specialty Retail - 0.7%
Camping World Holdings Cl. A	413,500	16,845,990

Textiles, Apparel & Luxury Goods - 2.3%
Columbia Sportswear	440,400	27,119,832
Wolverine World Wide	925,900	26,712,215

		53,832,047

Total		189,290,251

Consumer Staples – 3.0%
Food Products - 3.0%
Cal-Maine Foods [1]	538,600	22,136,460
Sanderson Farms	301,842	48,753,520

Total		70,889,980

Energy – 3.2%
Energy Equipment & Services - 3.2%
Pason Systems	2,573,600	38,735,490
SEACOR Holdings [1]	571,002	26,328,902
SEACOR Marine Holdings [1]	676,106	10,574,298

Total		75,638,690

Financials – 11.4%
Capital Markets - 7.7%
Ares Management L.P.	2,463,476	45,943,827
Ashmore Group	10,815,000	49,157,181
Federated Investors Cl. B	518,300	15,393,510
Lazard Cl. A	575,800	26,037,676
Morningstar	404,000	34,335,960
TMX Group	217,700	12,300,421

		183,168,575

Insurance - 2.3%
Alleghany Corporation [1]	98,260	54,437,022

Thrifts & Mortgage Finance - 1.4%
Genworth MI Canada	1,164,500	34,559,355

Total		272,164,952

Health Care – 3.6%
Health Care Equipment & Supplies - 2.0%
IDEXX Laboratories [1]	300,700	46,755,843

Life Sciences Tools & Services - 1.6%
Bio-Techne	326,800	39,506,852

Total		86,262,695

Industrials – 33.4%
Air Freight & Logistics - 1.9%
Forward Air	791,828	45,316,317

Building Products - 1.4%
Simpson Manufacturing	680,833	33,388,050

Commercial Services & Supplies - 4.8%
Copart [1]	2,355,600	80,961,972
Ritchie Bros. Auctioneers	1,029,100	32,540,142

		113,502,114

Construction & Engineering - 3.3%
EMCOR Group	209,800	14,555,924
Valmont Industries	399,700	63,192,570

		77,748,494

Machinery - 13.2%
CIRCOR International	747,432	40,682,724
Franklin Electric	350,000	15,697,500
Lincoln Electric Holdings	825,300	75,663,504
Lindsay Corporation	512,675	47,114,832
RBC Bearings [1]	170,900	21,388,135
Sun Hydraulics	788,827	42,596,658
Woodward	912,900	70,850,169

		313,993,522

Marine - 3.7%
Clarkson	675,000	25,877,733
Kirby Corporation [1]	958,400	63,206,480

		89,084,213

Road & Rail - 3.0%
Landstar System	724,500	72,196,425

Trading Companies & Distributors - 2.1%
Air Lease Cl. A	1,198,260	51,069,841

Total		796,298,976

Information Technology – 20.7%
Electronic Equipment, Instruments & Components - 10.2%
Anixter International [1]	335,383	28,507,555
Cognex Corporation	791,600	87,297,648
IPG Photonics [1]	282,300	52,242,438
National Instruments	1,801,944	75,987,978

		244,035,619

IT Services - 3.3%
Gartner [1]	258,000	32,097,780
Jack Henry & Associates	453,700	46,635,823

		78,733,603

Semiconductors & Semiconductor Equipment - 5.1%
Cabot Microelectronics	382,774	30,595,126
MKS Instruments	970,900	91,701,505

		122,296,631

Software - 2.1%
Fair Isaac	349,600	49,118,800

Total		494,184,653

Materials – 7.3%
Chemicals - 3.9%
Minerals Technologies	554,900	39,203,685
Westlake Chemical	655,800	54,490,422

		93,694,107

Metals & Mining - 1.9%
Reliance Steel & Aluminum	597,700	45,526,809

Paper & Forest Products - 1.5%
Stella-Jones	932,012	35,868,737

Total		175,089,653

Real Estate – 0.8%
Real Estate Management & Development - 0.8%
Jones Lang LaSalle	162,600	20,081,100

Total		20,081,100

TOTAL COMMON STOCKS
(Cost $944,335,486)		2,179,900,950

REPURCHASE AGREEMENT – 8.8%
Fixed Income Clearing Corporation,
0.12% dated 9/29/17, due 10/2/17,
maturity value $210,150,101 (collateralized
by obligations of various U.S. Government
Agencies, 2.00% due 8/15/25, valued at $214,351,544)
(Cost $210,148,000)		210,148,000

TOTAL INVESTMENTS – 100.1%
(Cost $1,154,483,486)		2,390,048,950

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.1)%		(2,804,929)

NET ASSETS – 100.0%		$2,387,244,021

SCHEDULES OF INVESTMENTS
ROYCE SMALL-CAP LEADERS FUND
SEPTEMBER 30, 2017 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 93.3%

Consumer Discretionary – 11.3%
Auto Components - 4.0%
Cooper Tire & Rubber	11,200	$418,880
Gentex Corporation	95,734	1,895,533
LCI Industries	10,932	1,266,472

		3,580,885

Household Durables - 0.8%
PICO Holdings [1]	45,200	754,840

Leisure Products - 2.3%
MCBC Holdings [1]	34,200	696,996
Nautilus [1]	78,200	1,321,580

		2,018,576

Media - 0.8%
E.W. Scripps Company Cl. A [1]	35,090	670,570

Specialty Retail - 2.0%
Caleres	58,800	1,794,576

Textiles, Apparel & Luxury Goods - 1.4%
Deckers Outdoor [1]	4,220	288,690
Movado Group	34,900	977,200

		1,265,890

Total		10,085,337

Consumer Staples – 7.9%
Food Products - 6.1%
Cal-Maine Foods [1]	44,358	1,823,114
Industrias Bachoco ADR	24,690	1,641,885
Sanderson Farms	6,290	1,015,961
Tootsie Roll Industries	26,179	994,802

		5,475,762

Personal Products - 1.8%
Inter Parfums	37,870	1,562,137

Total		7,037,899

Energy – 4.4%
Energy Equipment & Services - 4.4%
Oil States International [1]	19,640	497,874
Pason Systems	131,840	1,984,336
TGS-NOPEC Geophysical	62,750	1,493,016

Total		3,975,226

Financials – 14.3%
Capital Markets - 9.9%
Artisan Partners Asset Management Cl. A	79,700	2,598,220
Federated Investors Cl. B	57,560	1,709,532
Houlihan Lokey Cl. A	47,200	1,846,936
Lazard Cl. A	43,670	1,974,757
Virtus Investment Partners	2,400	278,520
Westwood Holdings Group	6,500	437,255

		8,845,220

Insurance - 1.4%
RLI Corp.	22,500	1,290,600

Thrifts & Mortgage Finance - 3.0%
Genworth MI Canada	90,660	2,690,555

Total		12,826,375

Health Care – 6.1%
Biotechnology - 1.2%
Eagle Pharmaceuticals [1,4]	6,800	405,552
Zealand Pharma [1]	35,300	681,191

		1,086,743

Health Care Providers & Services - 1.9%
AMN Healthcare Services [1,4]	36,200	1,654,340

Life Sciences Tools & Services - 3.0%
Bio-Rad Laboratories Cl. A [1]	3,725	827,769
Bio-Techne	15,694	1,897,248

		2,725,017

Total		5,466,100

Industrials – 21.4%
Building Products - 3.2%
American Woodmark [1]	15,600	1,501,500
Apogee Enterprises	28,200	1,360,932

		2,862,432

Commercial Services & Supplies - 3.0%
Steelcase Cl. A	79,200	1,219,680
UniFirst Corporation	9,600	1,454,400

		2,674,080

Construction & Engineering - 2.4%
Comfort Systems USA	16,400	585,480
Valmont Industries	9,895	1,564,399

		2,149,879

Machinery - 9.5%
CIRCOR International	7,070	384,820
Greenbrier Companies (The)	34,100	1,641,915
John Bean Technologies	6,309	637,840
Kadant	15,160	1,494,018
Lydall [1]	22,360	1,281,228
RBC Bearings [1]	9,780	1,223,967
Sun Hydraulics	16,300	880,200
Wabash National	43,000	981,260

		8,525,248

Professional Services - 0.7%
ICF International [1]	2,943	158,775
Robert Half International	10,003	503,551

		662,326

Road & Rail - 2.4%
Landstar System	15,420	1,536,603
Saia [1]	9,320	583,898

		2,120,501

Trading Companies & Distributors - 0.2%
MSC Industrial Direct Cl. A	2,777	209,858

Total		19,204,324

Information Technology – 19.3%
Communications Equipment - 0.9%
NetScout Systems [1]	24,100	779,635

Electronic Equipment, Instruments & Components - 8.2%
Celestica [1]	121,900	1,509,122
Fabrinet [1]	38,700	1,434,222
FARO Technologies [1]	12,260	468,945
Kimball Electronics [1]	41,200	891,980
Methode Electronics	25,550	1,082,043
Orbotech [1]	16,990	717,148
Vishay Intertechnology	67,100	1,261,480

		7,364,940

Internet Software & Services - 1.4%
j2 Global	16,724	1,235,569

Semiconductors & Semiconductor Equipment - 7.9%
Cabot Microelectronics	15,736	1,257,779
Cohu	62,600	1,492,384
MKS Instruments	12,145	1,147,095
Nanometrics [1]	27,848	802,022
Rudolph Technologies [1]	34,700	912,610
Silicon Motion Technology ADR	31,400	1,508,142

		7,120,032

Technology Hardware, Storage & Peripherals - 0.9%
Super Micro Computer [1]	36,100	797,810

Total		17,297,986

Materials – 4.3%
Chemicals - 3.2%
Minerals Technologies	40,156	2,837,021

Paper & Forest Products - 1.1%
Stella-Jones	25,300	973,678

Total		3,810,699

Real Estate – 3.1%
Real Estate Management & Development - 3.1%
Marcus & Millichap [1]	103,710	2,799,133

Total		2,799,133

Miscellaneous[2] – 1.2%
Total		1,075,524

TOTAL COMMON STOCKS
(Cost $61,672,063)		83,578,603

REPURCHASE AGREEMENT – 10.1%
Fixed Income Clearing Corporation,
0.12% dated 9/29/17, due 10/2/17,
maturity value $9,018,090 (collateralized
by obligations of various U.S. Government
Agencies, 2.00% due 6/30/24, valued at $9,199,273)
(Cost $9,018,000)		9,018,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES
LOANED – 2.3%
U.S. Treasury Bills
due 12/7/17-3/29/18	$105,021	105,015
U.S. Treasury Bonds
2.50%-5.50%
due 8/15/28-11/15/46	214,513	216,091
U.S. Treasury Notes
0.625%-3.625%
due 10/31/17-5/15/27	1,363,521	1,371,519
U.S. Treasury Notes - Floating Rate
due 1/31/19	11,151	11,150
U.S. Treasury TIPS
0.125%-3.875%
due 1/15/18-2/15/47	363,807	364,151

TOTAL COLLATERAL RECEIVED FOR SECURITIES
LOANED
(Cost $2,067,926)		2,067,926

TOTAL INVESTMENTS – 105.7%
(Cost $72,757,989)		94,664,529

LIABILITIES LESS CASH
AND OTHER ASSETS – (5.7)%		(5,121,406)

NET ASSETS – 100.0%		$89,543,123

SCHEDULES OF INVESTMENTS
ROYCE SMALL-CAP VALUE FUND
SEPTEMBER 30, 2017 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 92.1%

Consumer Discretionary – 12.3%
Auto Components - 3.9%
Gentex Corporation	283,821	$5,619,656
Stoneridge [1]	219,363	4,345,581

		9,965,237

Automobiles - 0.1%
Thor Industries	2,879	362,495

Household Durables - 1.3%
Flexsteel Industries	66,204	3,356,543

Media - 1.8%
Saga Communications Cl. A	99,127	4,520,191

Specialty Retail - 4.0%
American Eagle Outfitters	220,445	3,152,363
DSW Cl. A	151,891	3,262,619
Shoe Carnival	172,996	3,871,650

		10,286,632

Textiles, Apparel & Luxury Goods - 1.2%
Steven Madden [1]	70,333	3,045,419

Total		31,536,517

Consumer Staples – 1.9%
Food & Staples Retailing - 1.9%
Village Super Market Cl. A	195,540	4,837,660

Total		4,837,660

Energy – 2.7%
Energy Equipment & Services - 2.7%
Helmerich & Payne	54,984	2,865,216
Unit Corporation [1]	192,761	3,967,022

Total		6,832,238

Financials – 20.6%
Banks - 9.6%
Ames National	83,532	2,493,430
Camden National	86,622	3,780,184
City Holding Company	35,577	2,558,342
CNB Financial	94,367	2,578,107
Codorus Valley Bancorp	24,485	751,934
Landmark Bancorp	12,404	350,413
MidWestOne Financial Group	111,101	3,750,770
National Bankshares	86,493	3,887,860
Northrim BanCorp	100,703	3,519,570
Unity Bancorp	46,578	922,245

		24,592,855

Capital Markets - 5.0%
Federated Investors Cl. B	186,098	5,527,111
Houlihan Lokey Cl. A	72,896	2,852,420
Moelis & Company Cl. A	104,638	4,504,666

		12,884,197

Insurance - 1.4%
Reinsurance Group of America	25,636	3,576,991

Thrifts & Mortgage Finance - 4.6%
Genworth MI Canada	202,889	6,021,222
Southern Missouri Bancorp	18,441	672,912
Timberland Bancorp	37,271	1,168,073
TrustCo Bank Corp. NY	428,312	3,811,977

		11,674,184

Total		52,728,227

Health Care – 2.1%
Health Care Providers & Services - 2.1%
AMN Healthcare Services [1,4]	84,080	3,842,456
Ensign Group (The)	68,780	1,553,740

Total		5,396,196

Industrials – 25.0%
Airlines - 3.6%
Allegiant Travel	31,589	4,160,271
Spirit Airlines [1,4]	152,712	5,102,108

		9,262,379

Building Products - 2.9%
American Woodmark [1]	40,234	3,872,522
Apogee Enterprises	72,826	3,514,583

		7,387,105

Commercial Services & Supplies - 3.9%
Herman Miller	108,199	3,884,344
HNI Corporation	30,375	1,259,651
Kimball International Cl. B	241,116	4,766,864

		9,910,859

Construction & Engineering - 0.6%
Comfort Systems USA	43,774	1,562,732

Electrical Equipment - 1.5%
EnerSys	54,293	3,755,447

Machinery - 5.4%
Alamo Group	14,533	1,560,408
Federal Signal	70,510	1,500,453
Miller Industries	184,411	5,154,288
Wabash National	242,226	5,527,597

		13,742,746

Professional Services - 5.6%
Heidrick & Struggles International	210,699	4,456,284
Korn/Ferry International	96,293	3,796,833
Robert Half International	75,407	3,795,988
TrueBlue [1]	105,400	2,366,230

		14,415,335

Road & Rail - 1.5%
Old Dominion Freight Line	13,064	1,438,477
Saia [1]	25,482	1,596,447
Werner Enterprises	24,652	901,031

		3,935,955

Total		63,972,558

Information Technology – 21.3%
Communications Equipment - 0.9%
NETGEAR [1]	50,846	2,420,270

Electronic Equipment, Instruments & Components - 16.0%
Benchmark Electronics [1]	96,777	3,304,934
Celestica [1]	432,495	5,354,288
Fabrinet [1]	142,861	5,294,429
Insight Enterprises [1]	123,306	5,662,211
Methode Electronics	83,563	3,538,893
Orbotech [1]	57,846	2,441,680
PC Connection	202,748	5,715,466
Sanmina Corporation [1]	94,104	3,495,964
Vishay Intertechnology	318,739	5,992,293

		40,800,158

IT Services - 0.9%
Convergys Corporation	90,632	2,346,462

Semiconductors & Semiconductor Equipment - 2.0%
Kulicke & Soffa Industries [1]	119,900	2,586,243
MKS Instruments	26,680	2,519,926

		5,106,169

Technology Hardware, Storage & Peripherals - 1.5%
Super Micro Computer [1]	172,187	3,805,333

Total		54,478,392

Real Estate – 2.1%
Real Estate Management & Development - 2.1%
Marcus & Millichap [1]	197,649	5,334,546

Total		5,334,546

Utilities – 1.3%
Gas Utilities - 1.3%
Star Gas Partners L.P.	291,799	3,311,919

Total		3,311,919

Miscellaneous[2] – 2.8%
Total		7,234,156

TOTAL COMMON STOCKS
(Cost $196,939,103)		235,662,409

REPURCHASE AGREEMENT – 7.9%
Fixed Income Clearing Corporation, 0.12% dated 9/29/17, due 10/2/17, maturity value $20,073,201 (collateralized by obligations of various U.S. Government Agencies, 2.25% due 11/15/25, valued at $20,478,866) (Cost $20,073,000)		20,073,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES
LOANED – 1.6%
U.S. Treasury Bills
due 12/7/17-1/11/18	$194,227	194,216
U.S. Treasury Bonds
2.50%-5.50%
due 8/15/28-11/15/46	278,835	281,223
U.S. Treasury Notes
0.625%-3.625%
due 10/31/17-5/15/27	3,091,653	3,111,797
U.S. Treasury Notes - Floating Rate
due 1/31/19	46,858	46,853
U.S. Treasury TIPS
0.125%-3.875%
due 1/15/18-2/15/47	507,126	507,644

TOTAL COLLATERAL RECEIVED FOR SECURITIES
LOANED
(Cost $4,141,733)		4,141,733

TOTAL INVESTMENTS – 101.6%
(Cost $221,153,836)		259,877,142

LIABILITIES LESS CASH
AND OTHER ASSETS – (1.6)%		(4,134,585)

NET ASSETS – 100.0%		$255,742,557

SCHEDULES OF INVESTMENTS
ROYCE SMALL/MID-CAP PREMIER FUND
SEPTEMBER 30, 2017 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 86.4%

Consumer Discretionary – 20.8%
Auto Components - 2.3%
LCI Industries	29,138	$3,375,637
Standard Motor Products	27,687	1,335,898

		4,711,535

Automobiles - 2.8%
Thor Industries	44,286	5,576,050

Distributors - 3.0%
LKQ Corporation [1]	168,613	6,068,382

Household Durables - 2.0%
Cavco Industries [1]	4,000	590,200
NVR [1]	1,180	3,368,900

		3,959,100

Media - 2.0%
Media General (Rights) [1,5]	102,272	0
Meredith Corporation	45,605	2,531,078
Nexstar Media Group Cl. A	24,131	1,503,361

		4,034,439

Multiline Retail - 1.8%
Dollar Tree [1]	42,708	3,707,909

Specialty Retail - 6.1%
Camping World Holdings Cl. A	38,892	1,584,460
CarMax [1]	40,922	3,102,297
Children’s Place	40,044	4,731,199
Monro	42,228	2,366,879
USS	33,032	666,364

		12,451,199

Textiles, Apparel & Luxury Goods - 0.8%
Wolverine World Wide	59,010	1,702,438

Total		42,211,052

Consumer Staples – 2.9%
Food & Staples Retailing - 1.3%
Casey’s General Stores	23,142	2,532,892

Food Products - 1.6%
Cal-Maine Foods [1]	30,104	1,237,275
Hormel Foods	64,286	2,066,152

		3,303,427

Total		5,836,319

Financials – 8.0%
Capital Markets - 5.6%
Affiliated Managers Group	24,778	4,703,608
Lazard Cl. A	67,550	3,054,611
Oaktree Capital Group LLC Cl. A	48,117	2,263,905
SEI Investments	20,771	1,268,277

		11,290,401

Insurance - 2.4%
Alleghany Corporation [1]	8,845	4,900,218

Total		16,190,619

Health Care – 2.6%
Health Care Equipment & Supplies - 2.6%
DENTSPLY SIRONA	42,685	2,552,990
Hill-Rom Holdings	31,797	2,352,978
Hologic [1,4]	12,700	465,963

Total		5,371,931

Industrials – 27.5%
Aerospace & Defense - 3.0%
HEICO Corporation	8,235	739,585
Hexcel Corporation	17,200	987,624
Teledyne Technologies [1]	26,850	4,273,983

		6,001,192

Building Products - 2.3%
Lennox International	7,660	1,370,910
Simpson Manufacturing	66,192	3,246,056

		4,616,966

Commercial Services & Supplies - 4.0%
Cintas Corporation	7,961	1,148,613
Copart [1]	202,903	6,973,776

		8,122,389

Construction & Engineering - 2.5%
Valmont Industries	32,660	5,163,546

Electrical Equipment - 2.5%
Generac Holdings [1]	24,797	1,138,926
Hubbell Cl. B	34,516	4,004,547

		5,143,473

Industrial Conglomerates - 2.0%
Carlisle Companies	41,181	4,130,043

Machinery - 2.8%
Franklin Electric	21,960	984,906
Lincoln Electric Holdings	5,395	494,614
Sun Hydraulics	45,495	2,456,730
Westinghouse Air Brake Technologies	23,154	1,753,915

		5,690,165

Marine - 1.9%
Kirby Corporation [1]	57,645	3,801,688

Professional Services - 4.8%
IHS Markit [1]	78,204	3,447,232
ManpowerGroup	46,825	5,516,921
Verisk Analytics [1,4]	9,150	761,189

		9,725,342

Road & Rail - 1.2%
Landstar System	24,156	2,407,145

Trading Companies & Distributors - 0.5%
Diploma	74,585	1,063,403

Total		55,865,352

Information Technology – 10.0%
Electronic Equipment, Instruments & Components - 4.4%
AVX Corporation	190,614	3,474,893
IPG Photonics [1]	22,483	4,160,704
Littelfuse	7,170	1,404,460

		9,040,057

IT Services - 0.5%
DST Systems	16,858	925,167

Semiconductors & Semiconductor Equipment - 3.8%
Cabot Microelectronics	43,700	3,492,941
Lam Research	23,314	4,314,022

		7,806,963

Software - 1.3%
Check Point Software Technologies [1,4]	23,090	2,632,722

Total		20,404,909

Materials – 8.9%
Chemicals - 6.9%
Minerals Technologies	57,536	4,064,918
NewMarket Corporation	4,872	2,074,254
Sensient Technologies	17,485	1,344,946
Westlake Chemical	77,684	6,454,764

		13,938,882

Metals & Mining - 0.8%
Reliance Steel & Aluminum	22,555	1,718,014

Paper & Forest Products - 1.2%
Stella-Jones	61,851	2,380,353

Total		18,037,249

Real Estate – 4.3%
Real Estate Management & Development - 4.3%
Jones Lang LaSalle	24,284	2,999,074
Kennedy Wilson Europe Real Estate	123,133	1,795,180
Realogy Holdings	120,110	3,957,624

Total		8,751,878

Utilities – 1.1%
Gas Utilities - 1.1%
UGI Corporation	48,542	2,274,678

Total		2,274,678

Miscellaneous[2] – 0.3%
Total		508,432

TOTAL COMMON STOCKS
(Cost $132,538,766)		175,452,419

REPURCHASE AGREEMENT – 14.1%
Fixed Income Clearing Corporation, 0.12% dated 9/29/17, due 10/2/17, maturity value $28,734,287 (collateralized by obligations of various U.S. Government Agencies, 2.00% due 6/30/24, valued at $29,308,965) (Cost $28,734,000)		28,734,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES
LOANED – 1.7%
U.S. Treasury Bills
due 10/5/17-3/1/18	$136,345	136,338
U.S. Treasury Bonds
2.25%-5.25%
due 2/15/29-8/15/46	202,121	203,793
U.S. Treasury Notes
0.75%-3.75%
due 10/15/17-5/15/27	2,685,713	2,703,191
U.S. Treasury Notes - Floating Rate
due 1/31/19	27,048	27,045
U.S. Treasury Strips - Interest
due 11/15/25-2/15/40	1,797	1,797
U.S. Treasury TIPS
0.125%-3.875%
due 4/15/18-2/15/46	338,553	338,897

TOTAL COLLATERAL RECEIVED FOR SECURITIES
LOANED
(Cost $3,411,061)		3,411,061

TOTAL INVESTMENTS – 102.2%
(Cost $164,683,827)		207,597,480

LIABILITIES LESS CASH
AND OTHER ASSETS – (2.2)%		(4,497,433)

NET ASSETS – 100.0%		$203,100,047

SCHEDULES OF INVESTMENTS
ROYCE SMALLER-COMPANIES GROWTH FUND
SEPTEMBER 30, 2017 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 91.2%

Consumer Discretionary – 4.8%
Auto Components - 0.6%
LCI Industries	21,000	$2,432,850

Hotels, Restaurants & Leisure - 2.4%
Dave & Busters Entertainment [1]	45,000	2,361,600
Del Taco Restaurants [1]	149,700	2,296,398
Texas Roadhouse	98,000	4,815,720

		9,473,718

Leisure Products - 0.9%
Callaway Golf	252,000	3,636,360

Textiles, Apparel & Luxury Goods - 0.9%
Carter’s	9,900	977,625
Columbia Sportswear	15,000	923,700
Gildan Activewear	47,666	1,490,993

		3,392,318

Total		18,935,246

Consumer Staples – 0.8%
Food Products - 0.8%
Blue Buffalo Pet Products [1,4]	110,000	3,118,500

Total		3,118,500

Energy – 1.8%
Energy Equipment & Services - 0.8%
Pason Systems	205,000	3,085,474

Oil, Gas & Consumable Fuels - 1.0%
Centennial Resource Development Cl. A [1]	111,000	1,994,670
RSP Permian [1]	56,000	1,937,040

		3,931,710

Total		7,017,184

Financials – 10.3%
Banks - 6.4%
Ameris Bancorp	60,000	2,880,000
Banc of California	10,000	207,500
Enterprise Financial Services	138,500	5,865,475
Live Oak Bancshares	60,700	1,423,415
ServisFirst Bancshares	85,000	3,302,250
State Bank Financial	79,500	2,277,675
TriState Capital Holdings [1]	264,057	6,046,905
Webster Financial	61,000	3,205,550

		25,208,770

Capital Markets - 3.5%
Financial Engines	118,800	4,128,300
Northern Trust	51,000	4,688,430
Oaktree Capital Group LLC Cl. A	55,800	2,625,390
WisdomTree Investments	239,200	2,435,056

		13,877,176

Thrifts & Mortgage Finance - 0.4%
OceanFirst Financial	50,000	1,374,500

Total		40,460,446

Health Care – 18.1%
Biotechnology - 4.5%
Clovis Oncology [1]	50,000	4,120,000
Intercept Pharmaceuticals [1,4]	27,000	1,567,080
Myriad Genetics [1]	27,000	976,860
Progenics Pharmaceuticals [1]	468,200	3,445,952
Repligen [1,4]	80,000	3,065,600
Zealand Pharma [1,4]	230,799	4,453,775

		17,629,267

Health Care Equipment & Supplies - 4.8%
ABIOMED [1,4]	20,000	3,372,000
Entellus Medical [1]	134,526	2,483,350
Heska Corporation [1,4]	21,000	1,849,890
Inogen [1]	18,755	1,783,600
Nevro Corporation [1,4]	24,000	2,181,120
OraSure Technologies [1]	160,000	3,600,000
Penumbra [1]	15,000	1,354,500
West Pharmaceutical Services	23,000	2,213,980

		18,838,440

Health Care Providers & Services - 2.0%
BioTelemetry [1]	143,691	4,741,803
HealthEquity [1]	62,000	3,135,960

		7,877,763

Life Sciences Tools & Services - 2.2%
Cambrex Corporation [1]	43,500	2,392,500
NeoGenomics [1,4]	582,000	6,477,660

		8,870,160

Pharmaceuticals - 4.6%
Axsome Therapeutics [1]	656,000	3,640,800
BioDelivery Sciences International [1,4]	631,000	1,861,450
Intersect ENT [1]	94,000	2,928,100
Paratek Pharmaceuticals [1]	126,000	3,162,600
Supernus Pharmaceuticals [1]	159,000	6,360,000

		17,952,950

Total		71,168,580

Industrials – 9.0%
Aerospace & Defense - 0.6%
Mercury Systems [1]	49,749	2,580,978

Air Freight & Logistics - 2.2%
Atlas Air Worldwide Holdings [1,4]	74,000	4,869,200
Forward Air	63,000	3,605,490

		8,474,690

Building Products - 0.7%
DIRTT Environmental Solutions [1]	674,000	2,960,144

Construction & Engineering - 1.0%
NV5 Global [1]	69,585	3,802,820

Machinery - 1.3%
Proto Labs [1,4]	16,000	1,284,800
Woodward	50,000	3,880,500

		5,165,300

Marine - 1.9%
Clarkson	147,976	5,673,013
Scorpio Bulkers [1]	235,000	1,656,750

		7,329,763

Trading Companies & Distributors - 1.3%
SiteOne Landscape Supply [1,4]	87,000	5,054,700

Total		35,368,395

Information Technology – 32.1%
Electronic Equipment, Instruments & Components - 8.8%
Cognex Corporation	20,000	2,205,600
ePlus [1]	81,000	7,488,450
FLIR Systems	74,600	2,902,686
II-VI [1]	104,000	4,279,600
IPG Photonics [1]	41,444	7,669,627
Iteris [1]	526,000	3,497,900
Knowles Corporation [1]	20,000	305,400
Universal Display	49,000	6,313,650

		34,662,913

Internet Software & Services - 6.7%
Amber Road [1]	90,000	691,200
Carbonite [1]	162,000	3,564,000
comScore [1,3,4]	221,071	6,300,523
Q2 Holdings [1,4]	109,000	4,539,850
Quotient Technology [1,4]	161,000	2,519,650
Shopify Cl. A [1]	41,000	4,776,090
2U [1]	68,348	3,830,222

		26,221,535

IT Services - 2.5%
Planet Payment [1]	277,000	1,188,330
Square Cl. A [1]	235,000	6,770,350
Unisys Corporation [1]	227,000	1,929,500

		9,888,180

Semiconductors & Semiconductor Equipment - 4.8%
Ambarella [1]	15,000	735,150
CEVA [1]	1,000	42,800
CyberOptics Corporation [1,4]	311,700	5,065,125
Ichor Holdings [1]	100,000	2,680,000
Inphi Corporation [1]	50,000	1,984,500
Integrated Device Technology [1,4]	76,100	2,022,738
M/A-COM Technology Solutions Holdings [1,4]	69,000	3,078,090
MagnaChip Semiconductor [1,4]	282,000	3,200,700

		18,809,103

Software - 9.3%
Atlassian Corporation Cl. A [1,4]	82,000	2,882,300
Callidus Software [1]	172,000	4,239,800
HubSpot [1]	44,000	3,698,200
Materialise ADR [1,4]	453,577	6,604,081
Paylocity Holding Corporation [1]	130,786	6,384,973
QAD Cl. A	213,000	7,316,550
RingCentral Cl. A [1]	123,000	5,135,250

		36,261,154

Total		125,842,885

Materials – 7.0%
Chemicals - 2.6%
Albemarle Corporation	47,000	6,406,570
Kraton Corporation [1]	91,000	3,680,040

		10,086,610

Construction Materials - 2.7%
Eagle Materials	53,000	5,655,100
Summit Materials Cl. A [1]	154,780	4,957,603

		10,612,703

Metals & Mining - 1.7%
Orocobre [1]	1,900,000	6,661,908

Total		27,361,221

Real Estate – 2.0%
Equity Real Estate Investment Trusts (REITs) - 2.0%
Community Healthcare Trust	128,000	3,450,880
CyrusOne	78,000	4,596,540

Total		8,047,420

Telecommunication Services – 0.9%
Diversified Telecommunication Services - 0.9%
ORBCOMM [1]	325,000	3,402,750

Total		3,402,750

Miscellaneous[2] – 4.4%
Total		17,131,310

TOTAL COMMON STOCKS
(Cost $237,816,761)		357,853,937

REPURCHASE AGREEMENT – 9.5%
Fixed Income Clearing Corporation, 0.12% dated 9/29/17, due 10/2/17, maturity value $37,483,375 (collateralized by obligations of various U.S. Government Agencies, 2.00% due 6/30/24, valued at $38,233,857) (Cost $37,483,000)		37,483,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES
LOANED – 11.5%
U.S. Treasury Bills
due 10/5/17-7/19/18	$2,120,648	2,120,555
U.S. Treasury Bonds
2.25%-5.50%
due 8/15/28-11/15/46	2,977,990	2,998,595
U.S. Treasury Notes
0.625%-3.75%
due 10/15/17-5/15/27	28,165,141	28,333,066
U.S. Treasury Notes - Floating Rate
due 1/31/19	137,413	137,400
U.S. Treasury Strips - Interest
due 11/15/25-2/15/40	69,689	69,710
U.S. Treasury TIPS
0.125%-3.875%
due 1/15/18-2/15/47	4,304,522	4,308,945
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.8820%)		7,128,667

TOTAL COLLATERAL RECEIVED FOR SECURITIES
LOANED
(Cost $45,096,938)		45,096,938

TOTAL INVESTMENTS – 112.2%
(Cost $320,396,699)		440,433,875

LIABILITIES LESS CASH
AND OTHER ASSETS – (12.2)%		(47,978,708)

NET ASSETS – 100.0%		$392,455,167

SCHEDULES OF INVESTMENTS
ROYCE SPECIAL EQUITY FUND
SEPTEMBER 30, 2017 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 89.6%

Consumer Discretionary – 38.2%
Auto Components - 8.4%
Cooper Tire & Rubber	1,375,000	$51,425,000
Gentex Corporation	825,600	16,346,880
Standard Motor Products [6]	1,283,500	61,928,875

		129,700,755

Automobiles - 2.5%
Winnebago Industries	865,000	38,708,750

Diversified Consumer Services - 2.7%
Capella Education [6]	600,000	42,090,000

Hotels, Restaurants & Leisure - 0.3%
Bowl America Cl. A [6]	343,000	4,911,760

Household Durables - 9.7%
Bassett Furniture Industries [6]	780,800	29,436,160
CSS Industries [6]	885,000	25,505,700
Ethan Allen Interiors	392,500	12,717,000
Flexsteel Industries [6]	562,000	28,493,400
Hooker Furniture [6]	1,114,000	53,193,500

		149,345,760

Media - 7.4%
Meredith Corporation	934,000	51,837,000
Scholastic Corporation	1,645,000	61,194,000

		113,031,000

Specialty Retail - 7.2%
Children’s Place	799,000	94,401,850
Haverty Furniture	600,000	15,690,000

		110,091,850

Total		587,879,875

Consumer Staples – 6.0%
Food & Staples Retailing - 3.0%
Weis Markets	1,061,000	46,153,500

Food Products - 3.0%
John B. Sanfilippo & Son [6]	685,000	46,107,350

Total		92,260,850

Industrials – 21.1%
Aerospace & Defense - 3.2%
National Presto Industries [6]	464,500	49,446,025

Building Products - 0.9%
Insteel Industries	515,000	13,446,650

Commercial Services & Supplies - 7.8%
Ennis	371,146	7,293,019
Herman Miller	885,000	31,771,500
UniFirst Corporation	533,000	80,749,500

		119,814,019

Electrical Equipment - 3.9%
Hubbell Cl. B	525,000	60,910,500

Machinery - 3.7%
Gencor Industries [1]	463,166	8,174,880
Hurco Companies [6]	525,000	21,840,000
Wabash National	1,165,000	26,585,300

		56,600,180

Professional Services - 1.4%
Resources Connection [6]	1,525,000	21,197,500

Trading Companies & Distributors - 0.2%
Central Steel & Wire [3]	6,500	2,795,000

Total		324,209,874

Information Technology – 17.9%
Communications Equipment - 0.6%
NETGEAR [1]	200,000	9,520,000

Electronic Equipment, Instruments & Components - 10.2%
AVX Corporation	5,000,000	91,150,000
Park Electrochemical [6]	1,740,000	32,190,000
Vishay Intertechnology	1,787,500	33,605,000

		156,945,000

IT Services - 2.3%
Computer Services [3,6]	755,500	34,526,350

Semiconductors & Semiconductor Equipment - 4.8%
Kulicke & Soffa Industries [1]	825,000	17,795,250
Teradyne	1,490,000	55,562,100

		73,357,350

Total		274,348,700

Materials – 4.3%
Metals & Mining - 1.8%
Kaiser Aluminum	265,000	27,332,100

Paper & Forest Products - 2.5%
Neenah Paper	460,000	39,353,000

Total		66,685,100

Real Estate – 2.1%
Real Estate Management & Development - 2.1%
Marcus & Millichap [1]	1,185,000	31,983,150

Total		31,983,150

TOTAL COMMON STOCKS
(Cost $920,559,545)		1,377,367,549

REPURCHASE AGREEMENT – 10.4%
Fixed Income Clearing Corporation, 0.12% dated 9/29/17, due 10/2/17, maturity value $160,664,607 (collateralized by obligations of various U.S. Government Agencies, 1.625%-2.25% due 8/15/25-2/15/26, valued at $163,879,817) (Cost $160,663,000)		160,663,000

TOTAL INVESTMENTS – 100.0%
(Cost $1,081,222,545)		1,538,030,549

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.0)%		(692,684)

NET ASSETS – 100.0%		$1,537,337,865

SCHEDULES OF INVESTMENTS
ROYCE SPECIAL EQUITY MULTI-CAP FUND
SEPTEMBER 30, 2017 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 83.6%

Consumer Discretionary – 22.2%
Distributors - 7.7%
Genuine Parts	86,000	$8,225,900

Hotels, Restaurants & Leisure - 3.3%
McDonald’s Corporation	22,500	3,525,300

Household Durables - 2.8%
Leggett & Platt	61,500	2,935,395

Specialty Retail - 4.1%
Lowe’s Companies	55,000	4,396,700

Textiles, Apparel & Luxury Goods - 4.3%
V.F. Corporation	73,000	4,640,610

Total		23,723,905

Consumer Staples – 10.5%
Food Products - 2.9%
Hormel Foods	97,000	3,117,580

Household Products - 7.6%
Kimberly-Clark	38,500	4,530,680
Procter & Gamble	40,000	3,639,200

		8,169,880

Total		11,287,460

Financials – 1.3%
Insurance - 1.3%
Brown & Brown	29,000	1,397,510

Total		1,397,510

Industrials – 33.8%
Aerospace & Defense - 6.2%
General Dynamics	16,750	3,443,465
United Technologies	27,000	3,134,160

		6,577,625

Air Freight & Logistics - 0.7%
Expeditors International of Washington	13,000	778,180

Electrical Equipment - 1.5%
Emerson Electric	25,000	1,571,000

Industrial Conglomerates - 4.8%
Carlisle Companies	35,500	3,560,295
3M	7,700	1,616,230

		5,176,525

Machinery - 18.1%
Cummins	10,000	1,680,300
Illinois Tool Works	56,000	8,285,760
Parker Hannifin	34,000	5,950,680
Stanley Black & Decker	22,500	3,396,825

		19,313,565

Professional Services - 2.5%
ManpowerGroup	23,000	2,709,860

Total		36,126,755

Information Technology – 13.2%
Communications Equipment - 4.6%
Cisco Systems	145,000	4,876,350

Technology Hardware, Storage & Peripherals - 8.6%
Apple	60,000	9,247,200

Total		14,123,550

Materials – 2.6%
Chemicals - 2.6%
NewMarket Corporation	6,500	2,767,375

Total		2,767,375

TOTAL COMMON STOCKS
(Cost $65,650,859)		89,426,555

REPURCHASE AGREEMENT – 16.7%
Fixed Income Clearing Corporation, 0.12% dated 9/29/17, due 10/2/17, maturity value $17,824,178 (collateralized by obligations of various U.S. Government Agencies, 2.125% due 5/15/25, valued at $18,185,356) (Cost $17,824,000)		17,824,000

TOTAL INVESTMENTS – 100.3%
(Cost $83,474,859)		107,250,555

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.3)%		(332,057)

NET ASSETS – 100.0%		$106,918,498

SCHEDULES OF INVESTMENTS
ROYCE TOTAL RETURN FUND
SEPTEMBER 30, 2017 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 97.9%

Consumer Discretionary – 9.0%
Auto Components - 1.7%
Cooper Tire & Rubber	49,780	$1,861,772
Gentex Corporation	1,221,291	24,181,562
Nokian Renkaat	153,864	6,843,088
Standard Motor Products	87,238	4,209,234
STRATTEC SECURITY	95,286	3,897,197

		40,992,853

Automobiles - 1.3%
Thor Industries	252,999	31,855,104

Distributors - 0.3%
Weyco Group	252,234	7,158,401

Diversified Consumer Services - 0.3%
Capella Education	31,925	2,239,539
Liberty Tax Cl. A	452,604	6,517,497

		8,757,036

Hotels, Restaurants & Leisure - 0.2%
Brinker International	37,702	1,201,186
Cheesecake Factory	107,944	4,546,601
Imvescor Restaurant Group	113,310	336,911

		6,084,698

Household Durables - 1.2%
Bassett Furniture Industries	75,032	2,828,706
Ethan Allen Interiors	615,079	19,928,560
Flexsteel Industries	104,594	5,302,916
La-Z-Boy	96,224	2,588,426

		30,648,608

Internet & Direct Marketing Retail - 0.1%
HSN	53,566	2,091,752

Media - 1.0%
Gannett Company	289,959	2,609,631
Meredith Corporation	248,056	13,767,108
Saga Communications Cl. A	190,752	8,698,291

		25,075,030

Multiline Retail - 0.3%
Big Lots	35,446	1,898,842
Dillard’s Cl. A	105,453	5,912,750

		7,811,592

Specialty Retail - 2.2%
Aaron’s	36,038	1,572,338
American Eagle Outfitters	1,114,079	15,931,330
Buckle (The)	135,036	2,275,356
Caleres	56,851	1,735,092
Cato Corporation (The) Cl. A	152,855	2,022,272
Children’s Place	35,990	4,252,218
DSW Cl. A	576,287	12,378,645
GameStop Corporation Cl. A	80,644	1,666,105
Shoe Carnival	526,586	11,784,995

		53,618,351

Textiles, Apparel & Luxury Goods - 0.4%
J.G. Boswell Company [3]	1,086	743,910
Movado Group	75,922	2,125,816
Steven Madden [1]	153,744	6,657,115

		9,526,841

Total		223,620,266

Consumer Staples – 3.0%
Beverages - 0.1%
Compania Cervecerias Unidas ADR	111,661	3,007,031

Food & Staples Retailing - 0.6%
PriceSmart	11,185	998,261
Village Super Market Cl. A	541,049	13,385,553

		14,383,814

Food Products - 2.1%
Flowers Foods	300,211	5,646,969
Fresh Del Monte Produce	209,638	9,530,144
Hershey Creamery [3]	748	2,338,996
Lancaster Colony	112,753	13,543,890
Tootsie Roll Industries	577,404	21,941,352

		53,001,351

Household Products - 0.1%
WD-40 Company	17,055	1,908,454

Personal Products - 0.1%
Nu Skin Enterprises Cl. A	32,573	2,002,588

Total		74,303,238

Energy – 3.3%
Energy Equipment & Services - 2.6%
CARBO Ceramics [1]	102,664	885,990
Diamond Offshore Drilling [1,4]	164,270	2,381,915
Helmerich & Payne	179,483	9,352,859
Oceaneering International	68,635	1,803,041
Pason Systems	959,932	14,448,025
Rowan Companies Cl. A [1,4]	47,149	605,865
SEACOR Holdings [1]	412,397	19,015,626
SEACOR Marine Holdings [1,4]	279,681	4,374,211
TGS-NOPEC Geophysical	484,783	11,534,482

		64,402,014

Oil, Gas & Consumable Fuels - 0.7%
Boardwalk Pipeline Partners L.P.	179,085	2,632,549
Dorchester Minerals L.P.	244,571	3,680,794
Permian Basin Royalty Trust	742,065	6,463,386
Sabine Royalty Trust	9,745	400,519
San Juan Basin Royalty Trust	397,109	3,113,335

		16,290,583

Total		80,692,597

Financials – 26.0%
Banks - 7.9%
Ames National	319,399	9,534,060
Associated Banc-Corp	441,547	10,707,515
Bank of Hawaii	289,540	24,136,054
BLOM Bank GDR	233,858	2,969,997
BOK Financial	310,575	27,666,021
Camden National	260,859	11,383,887
Canadian Western Bank	581,398	15,707,415
City Holding Company	127,838	9,192,831
CNB Financial	290,437	7,934,739
Codorus Valley Bancorp	37,721	1,158,412
Farmers & Merchants Bank of Long Beach [3]	446	3,489,950
First Citizens BancShares Cl. A	67,213	25,130,268
First National Bank Alaska [3]	2,793	4,692,240
Landmark Bancorp	24,243	684,865
MidWestOne Financial Group	206,679	6,977,483
National Bankshares	180,156	8,098,012
Northrim BanCorp	216,709	7,573,979
Peapack-Gladstone Financial	495,332	16,712,502
Unity Bancorp	61,329	1,214,314

		194,964,544

Capital Markets - 8.0%
AllianceBernstein Holding L.P.	406,030	9,866,529
Apollo Global Management LLC Cl. A	276,676	8,327,948
Ares Management L.P.	414,924	7,738,333
Ashmore Group	2,767,972	12,581,202
Associated Capital Group Cl. A	182,783	6,525,353
Bolsa Mexicana de Valores	5,215,411	8,703,808
Cohen & Steers	299,967	11,845,697
Coronation Fund Managers	488,133	2,426,469
Edmond de Rothschild (Suisse)	227	4,090,618
Egyptian Financial Group-Hermes Holding
Company	1,182,708	1,507,701
Federated Investors Cl. B	660,580	19,619,226
Fifth Street Finance	268,288	1,467,535
GAMCO Investors Cl. A	241,148	7,176,565
Houlihan Lokey Cl. A	133,572	5,226,672
KKR & Co. L.P.	586,583	11,925,232
Moelis & Company Cl. A	229,944	9,899,089
Morningstar	31,090	2,642,339
MVC Capital	424,843	4,252,679
Och-Ziff Capital Management Group LLC Cl. A	637,547	2,052,901
Oppenheimer Holdings Cl. A	111,826	1,940,181
Rothschild & Co	520,218	19,675,067
Teton Advisors Cl. A [3]	1,206	47,637
TMX Group	313,018	17,686,050
Value Partners Group	10,400,662	9,386,639
Vontobel Holding	67,373	4,331,047
Waddell & Reed Financial Cl. A	94,917	1,904,984
Westwood Holdings Group	77,051	5,183,221

		198,030,722

Consumer Finance - 0.1%
Nelnet Cl. A	43,167	2,179,933

Diversified Financial Services - 0.1%
First Pacific	661,856	527,851
Leucadia National	126,728	3,199,882

		3,727,733

Insurance - 8.5%
Alleghany Corporation [1]	46,679	25,860,633
American Financial Group	100,596	10,406,656
Assured Guaranty	277,938	10,492,159
Baldwin & Lyons Cl. B	248,835	5,611,229
E-L Financial	64,393	43,659,770
Employers Holdings	72,730	3,305,578
Erie Indemnity Cl. A	329,536	39,732,156
First American Financial	75,911	3,793,273
Gallagher (Arthur J.) & Co.	121,362	7,469,831
HCI Group	54,393	2,080,532
Horace Mann Educators	17,910	704,759
Infinity Property & Casualty	11,289	1,063,424
Mercury General	108,205	6,134,141
National Western Life Group Cl. A	8,088	2,822,712
Old Republic International	526,831	10,373,302
ProAssurance Corporation	172,052	9,402,642
Reinsurance Group of America	62,372	8,702,765
RLI Corp.	126,469	7,254,262
Selective Insurance Group	25,129	1,353,197
State Auto Financial	167,230	4,386,443
United Fire Group	26,371	1,208,319
Universal Insurance Holdings	90,481	2,081,063
White Mountains Insurance Group	2,259	1,935,963

		209,834,809

Investment Companies - 0.1%
RIT Capital Partners	85,377	2,221,748

Thrifts & Mortgage Finance - 1.3%
Genworth MI Canada	603,902	17,922,253
Southern Missouri Bancorp	19,669	717,722
Timberland Bancorp	60,303	1,889,896
TrustCo Bank Corp. NY	1,502,073	13,368,449

		33,898,320

Total		644,857,809

Health Care – 4.6%
Health Care Equipment & Supplies - 3.0%
Analogic Corporation	135,768	11,370,570
Atrion Corporation	8,616	5,789,952
Hill-Rom Holdings	280,259	20,739,166
Meridian Bioscience	146,527	2,095,336
Teleflex	137,382	33,242,322

		73,237,346

Health Care Providers & Services - 1.4%
Aceto Corporation	44,730	502,318
Chemed Corporation	19,351	3,909,869
Ensign Group (The)	125,501	2,835,068
Landauer	403,962	27,186,643
U.S. Physical Therapy	9,887	607,556

		35,041,454

Pharmaceuticals - 0.2%
Recordati	98,369	4,534,232

Total		112,813,032

Industrials – 26.8%
Aerospace & Defense - 0.9%
HEICO Corporation	252,004	22,632,479

Air Freight & Logistics - 0.9%
Expeditors International of Washington	376,586	22,542,438

Building Products - 1.2%
A. O. Smith Corporation	375,936	22,341,877
Apogee Enterprises	152,862	7,377,120

		29,718,997

Commercial Services & Supplies - 5.0%
ABM Industries	479,376	19,994,773
Deluxe Corporation	32,005	2,335,085
Ennis	169,621	3,333,053
Herman Miller	235,057	8,438,546
HNI Corporation	414,397	17,185,043
Kimball International Cl. B	1,127,238	22,285,495
McGrath RentCorp	286,569	12,537,394
MSA Safety	153,226	12,182,999
Ritchie Bros. Auctioneers	665,864	21,054,620
Tetra Tech	21,246	989,001
UniFirst Corporation	19,966	3,024,849

		123,360,858

Construction & Engineering - 0.9%
Comfort Systems USA	238,477	8,513,629
EMCOR Group	53,238	3,693,652
KBR	393,569	7,037,014
Valmont Industries	13,456	2,127,394

		21,371,689

Electrical Equipment - 2.2%
EnerSys	146,191	10,112,031
Hubbell Cl. B	217,247	25,204,997
LSI Industries	893,860	5,908,415
Preformed Line Products	209,896	14,126,001

		55,351,444

Industrial Conglomerates - 0.6%
Raven Industries	500,128	16,204,147

Machinery - 10.3%
Alamo Group	31,392	3,370,559
American Railcar Industries	209,833	8,099,554
Federal Signal	174,417	3,711,594
Franklin Electric	611,186	27,411,692
Gorman-Rupp Company (The)	426,327	13,885,470
Greenbrier Companies (The)	48,091	2,315,582
Hillenbrand	24,945	969,113
Kadant	23,479	2,313,855
Lincoln Electric Holdings	146,904	13,468,159
Lindsay Corporation	149,084	13,700,820
Miller Industries	445,099	12,440,517
Mueller (Paul) Company [1,3,6]	104,402	3,340,864
Mueller Industries	346,563	12,112,377
Nordson Corporation	181,413	21,497,440
Standex International	41,784	4,437,461
Starrett (L.S.) Company (The) Cl. A [6]	455,652	4,055,303
Sun Hydraulics	151,439	8,177,706
Tennant Company	457,402	30,280,012
Timken Company (The)	25,567	1,241,278
Trinity Industries	562,524	17,944,516
Wabash National	714,433	16,303,361
Woodward	438,415	34,025,388

		255,102,621

Marine - 1.1%
Clarkson	701,760	26,903,641

Professional Services - 3.2%
Exponent	58,791	4,344,655
Heidrick & Struggles International	444,499	9,401,154
Insperity	27,135	2,387,880
Korn/Ferry International	311,043	12,264,426
ManpowerGroup	349,536	41,182,332
Resources Connection	5,196	72,224
Robert Half International	187,472	9,437,340

		79,090,011

Road & Rail - 0.3%
Werner Enterprises	186,796	6,827,394

Trading Companies & Distributors - 0.2%
Applied Industrial Technologies	44,730	2,943,234
Houston Wire & Cable [1]	449,663	2,360,731

		5,303,965

Total		664,409,684

Information Technology – 6.5%
Communications Equipment - 0.2%
ADTRAN	131,526	3,156,624
TESSCO Technologies	220,640	2,746,968

		5,903,592

Electronic Equipment, Instruments & Components - 3.6%
AVX Corporation	840,400	15,320,492
Bel Fuse Cl. A	19,999	531,973
Methode Electronics	602,070	25,497,665
National Instruments	248,032	10,459,509
PC Connection	457,466	12,895,967
Systemax	202,491	5,351,837
Vishay Intertechnology	986,227	18,541,068

		88,598,511

IT Services - 0.4%
Convergys Corporation	176,465	4,568,679
Forrester Research	38,331	1,604,152
MAXIMUS	49,179	3,172,046

		9,344,877

Semiconductors & Semiconductor Equipment - 1.2%
MKS Instruments	307,117	29,007,201
Xperi	57,805	1,462,466

		30,469,667

Software - 0.4%
Ebix	48,383	3,156,991
Fair Isaac	43,613	6,127,626

		9,284,617

Technology Hardware, Storage & Peripherals - 0.7%
Diebold Nixdorf	737,598	16,854,114

Total		160,455,378

Materials – 14.1%
Chemicals - 6.9%
Albemarle Corporation	252,554	34,425,636
Balchem Corporation	307,253	24,976,596
Cabot Corporation	325,174	18,144,709
Chase Corporation	244,699	27,259,469
FutureFuel Corporation	209,199	3,292,792
Innospec	29,151	1,797,159
Quaker Chemical	333,530	49,345,764
Trinseo	32,870	2,205,577
Umicore	97,069	8,029,665

		169,477,367

Construction Materials - 0.7%
Ash Grove Cement [3]	35,459	18,013,172

Containers & Packaging - 2.3%
AptarGroup	103,287	8,914,701
Greif Cl. A	423,306	24,780,333
Mayr-Melnhof Karton	53,638	7,696,125
Sonoco Products	292,952	14,779,429

		56,170,588

Metals & Mining - 3.3%
Agnico Eagle Mines	59,022	2,668,385
Alamos Gold Cl. A	214,648	1,450,197
Allegheny Technologies [1,4]	217,568	5,199,875
Ampco-Pittsburgh	134,474	2,339,848
Carpenter Technology	124,464	5,978,006
Compass Minerals International	219,497	14,245,355
Ferroglobe	509,665	6,707,191
Ferroglobe (Warranty Insurance Trust) [1,5]	569,803	0
Franco-Nevada Corporation	71,741	5,558,493
Gold Fields ADR	1,330,619	5,734,968
Haynes International	265,597	9,537,588
Reliance Steel & Aluminum	27,191	2,071,138
Royal Gold	17,910	1,540,976
Schnitzer Steel Industries Cl. A	150,016	4,222,950
Worthington Industries	335,104	15,414,784

		82,669,754

Paper & Forest Products - 0.9%
Deltic Timber	144,862	12,810,147
Domtar Corporation	105,143	4,562,155
Neenah Paper	35,078	3,000,923
Pope Resources L.P.	13,035	914,405
Resolute Forest Products [1]	89,460	451,773
Schweitzer-Mauduit International	36,099	1,496,664

		23,236,067

Total		349,566,948

Real Estate – 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Lexington Realty Trust	327,686	3,348,951

Total		3,348,951

Telecommunication Services – 0.9%
Diversified Telecommunication Services - 0.4%
ATN International	186,368	9,821,593

Wireless Telecommunication Services - 0.5%

Telephone and Data Systems	473,276	13,199,668

Total		23,021,261

Utilities – 2.4%
Electric Utilities - 0.5%
ALLETE	148,079	11,445,026

Gas Utilities - 0.3%
Star Gas Partners L.P.	620,414	7,041,699

Water Utilities - 1.6%
Aqua America	450,183	14,941,574
SJW	350,973	19,865,072
York Water	149,067	5,053,371

		39,860,017

Total		58,346,742

Miscellaneous[2] – 1.2%
Total		29,178,639

TOTAL COMMON STOCKS
(Cost $1,341,537,141)		2,424,614,545

	PRINCIPAL
	AMOUNT
CORPORATE BOND – 0.2%
Unit Corporation 6.625%
due 5/15/21
(Cost $3,793,465)	$4,411,900	4,422,930

REPURCHASE AGREEMENT – 2.0%
Fixed Income Clearing Corporation, 0.12% dated 9/29/17, due 10/2/17, maturity value $49,618,496 (collateralized by obligations of various U.S. Government Agencies, 2.00%-2.125% due 6/30/24-5/15/25, valued at $50,611,697) (Cost $49,618,000)		49,618,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 0.4%
U.S. Treasury Bills
due 12/7/17-7/19/18	169,933	169,924
U.S. Treasury Bonds
2.50%-5.50%
due 8/15/28-11/15/46	279,184	281,261
U.S. Treasury Notes
0.625%-3.625%
due 10/31/17-5/15/27	2,317,169	2,331,416
U.S. Treasury Notes - Floating Rate
due 1/31/19	28,019	28,016
U.S. Treasury TIPS
0.125%-3.875%
due 1/15/18-2/15/47	496,350	496,852
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.8820%)		5,743,316

TOTAL COLLATERAL RECEIVED FOR SECURITIES
LOANED
(Cost $9,050,785)		9,050,785

TOTAL INVESTMENTS – 100.5%
(Cost $1,403,999,391)		2,487,706,260

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.5)%		(11,859,082)

NET ASSETS – 100.0%		$2,475,847,178

[1]	Non-income producing.
[2]	Includes securities first acquired in 2017 and less than 1% of net assets.
[3]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.
[4]	All or a portion of these securities were on loan at September 30, 2017. Total market value of loaned securities as of September 30, 2017, was as follows:
Market Value
Royce Low-Priced Stock Fund	$17,932,799
Royce Micro-Cap Fund	11,932,389
Royce Opportunity Fund	106,751,422
Royce Pennsylvania Mutual Fund	54,783,901
Royce Small-Cap Leaders Fund	2,039,293
Royce Small-Cap Value Fund	4,082,131
Royce Small/Mid-Cap Premier Fund	3,377,969
Royce Smaller-Companies Growth Fund	44,305,540
Royce Total Return Fund	8,984,978
[5]
Securities for which market quotations are not readily available represent 0.0%, 0.4%, 0.0% and 0.0% of net assets for Royce Low-Priced Stock Fund, Royce Micro-Cap Fund, Royce Small/Mid-Cap Premier Fund and Royce Total Return Fund. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Trustees. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

[6]
At September 30, 2017, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

Securities of International Funds are categorized by the country of their headquarters, with the exception of exchange-traded funds.

Tax Information:
At September 30, 2017, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized
		Appreciation	Gross Unrealized

	Tax Basis Cost	(Depreciation)	Appreciation	Depreciation

Royce Dividend Value Fund	$134,518,113	$61,827,592	$66,872,300	$5,044,708
Royce Global Financial Services Fund	41,898,601	11,343,425	13,700,899	2,357,474
Royce International Micro-Cap Fund	6,961,034	584,707	953,897	369,190
Royce International Premier Fund	107,176,114	20,315,957	21,144,265	828,308
Royce Low-Priced Stock Fund	239,626,390	62,625,892	76,735,203	14,109,311
Royce Micro-Cap Fund	184,906,880	48,966,040	62,399,810	13,433,770
Royce Micro-Cap Opportunity Fund	42,439,174	10,959,480	11,947,322	987,842
Royce Opportunity Fund	1,424,397,344	289,596,450	422,776,043	133,179,593
Royce Pennsylvania Mutual Fund	1,447,699,448	955,917,977	1,000,397,593	44,479,616
Royce Premier Fund	1,155,681,080	1,234,367,870	1,235,566,376	1,198,506
Royce Small-Cap Leaders Fund	72,840,338	21,824,191	22,007,095	182,904
Royce Small-Cap Value Fund	221,317,436	38,559,706	45,864,544	7,304,838
Royce Small/Mid-Cap Premier Fund	164,836,987	42,760,493	43,924,609	1,164,116
Royce Smaller-Companies Growth Fund	320,739,941	119,693,934	123,737,953	4,044,019
Royce Special Equity Fund	1,081,269,113	456,761,436	469,897,025	13,135,589
Royce Special Equity Multi-Cap Fund	83,474,859	23,775,696	24,296,857	521,161
Royce Total Return Fund	1,404,921,531	1,082,784,729	1,141,642,419	58,857,690

The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Funds value their non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Trustees, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, a Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by a Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of each Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1 –	quoted prices in active markets for identical securities.
Level 2 –
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedules of Investments.

Level 3 –
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2017. For a detailed breakout of common stocks by sector classification or country, please refer to the Schedules of Investments.

	Level 1	Level 2	Level 3	Total

Royce Dividend Value Fund
Common Stocks	$184,183,705	$–	$–	$184,183,705
Cash Equivalents	–	12,162,000	–	12,162,000
Royce Global Financial Services Fund
Common Stocks	52,186,339	23,687	–	52,210,026
Cash Equivalents	–	1,032,000	–	1,032,000
Royce International Micro-Cap Fund
Common Stocks	6,994,741	–	–	6,994,741
Cash Equivalents	–	551,000	–	551,000
Royce International Premier Fund
Common Stocks	112,765,071	–	–	112,765,071
Cash Equivalents	–	14,727,000	–	14,727,000
Royce Low-Priced Stock Fund
Common Stocks	274,094,973	1,201,320	0	275,296,293
Cash Equivalents	18,270,989	8,685,000	–	26,955,989
Royce Micro-Cap Fund
Common Stocks	211,735,833	–	865,370	212,601,203
Cash Equivalents	12,420,717	8,851,000	–	21,271,717
Royce Micro-Cap Opportunity Fund
Common Stocks	50,581,964	383,690	–	50,965,654
Cash Equivalents	–	2,433,000	–	2,433,000
Royce Opportunity Fund
Common Stocks	1,475,141,590	1,751,585	–	1,476,893,175
Cash Equivalents	109,460,619	127,640,000	–	237,100,619
Royce Pennsylvania Mutual Fund
Common Stocks	2,311,244,082	9,995,207	–	2,321,239,289
Cash Equivalents	55,714,136	26,664,000	–	82,378,136
Royce Premier Fund
Common Stocks	2,179,900,950	–	–	2,179,900,950
Cash Equivalents	–	210,148,000	–	210,148,000
Royce Small-Cap Leaders Fund
Common Stocks	83,578,603	–	–	83,578,603
Cash Equivalents	2,067,926	9,018,000	–	11,085,926
Royce Small-Cap Value Fund
Common Stocks	235,662,409	–	–	235,662,409
Cash Equivalents	4,141,733	20,073,000	–	24,214,733
Royce Small/Mid-Cap Premier Fund
Common Stocks	175,452,419	–	0	175,452,419
Cash Equivalents	3,411,061	28,734,000	–	32,145,061
Royce Smaller-Companies Growth Fund
Common Stocks	351,553,413	6,300,524	–	357,853,937
Cash Equivalents	45,096,938	37,483,000	–	82,579,938
Royce Special Equity Fund
Common Stocks	1,340,046,199	37,321,350	–	1,377,367,549
Cash Equivalents	–	160,663,000	–	160,663,000
Royce Special Equity Multi-Cap Fund
Common Stocks	89,426,555	–	–	89,426,555
Cash Equivalents	–	17,824,000	–	17,824,000
Royce Total Return Fund
Common Stocks	2,391,947,776	32,666,769	0	2,424,614,545
Corporate Bond	–	4,422,930	–	4,422,930
Cash Equivalents	9,050,785	49,618,000	–	58,668,785

Certain securities have transferred in and out of Level 1 and Level 2 measurements during the reporting period. The Funds recognize transfers between levels as of the end of the reporting period. For the nine months ended September 30, 2017, the following Funds had securities transfer from Level 1 to Level 2 and from Level 2 to Level 1 within the fair value hierarchy:

	Transfers From	Transfers From
	Level 1 to Level 2	Level 2 to Level 1

Royce Dividend Value Fund	$–	$37,318,335
Royce Global Financial Services Fund	–	12,115,732
Royce International Micro-Cap Fund	–	3,715,758
Royce International Premier Fund	–	86,722,735
Royce Low-Priced Stock Fund	–	16,173,715
Royce Micro-Cap Fund	–	5,816,515
Royce Micro-Cap Opportunity Fund	383,690	–
Royce Opportunity Fund	1,742,383	–
Royce Pennsylvania Mutual Fund	9,995,207	62,653,063
Royce Premier Fund	–	49,157,181
Royce Small-Cap Leaders Fund	–	2,174,207
Royce Small/Mid-Cap Premier Fund	–	3,524,947
Royce Smaller-Companies Growth Fund	6,300,524	16,788,695
Royce Total Return Fund	–	122,289,575

Level 3 Reconciliation:

				Realized and
				Unrealized
	Balance as of 12/31/16	Purchases	Sales	Gain (Loss)	Balance as of 9/30/17

Royce Low-Priced Stock Fund
Common Stocks	$0	$–	$–	$–	$0
Royce Micro-Cap Fund
Common Stocks	865,628	0	423	165	865,370
Royce Small/Mid-Cap Premier Fund
Common Stocks	–	0	–	–	0
Royce Total Return Fund
Common Stocks	0	–	–	–	0

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain, material Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information with adjustments (e.g. broker quotes, pricing services, net asset values).

					Impact to Valuation
	Fair Value at	Valuation	Unobservable		From an Increase in
	9/30/17	Technique(s)	Input(s)	Range Average	Input[1]

Royce Micro-Cap Fund
		Discounted Present Value
Common Stocks	$865,370	Balance Sheet Analysis	Liquidity Discount	30%-40%	Decrease

[1]
This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

Repurchase Agreements:
The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities. The remaining contractual maturities of repurchase agreements held by the Funds at September 30, 2017 are overnight and continuous.

Securities Lending:
The Funds loan securities through a lending agent to qualified institutional investors for the purpose of realizing additional income. Collateral for the Funds on all securities loaned is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds retain the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending. Loans of securities generally do not have stated maturity dates, and the Funds may recall a security at any time. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. The lending agent is not affiliated with Royce.

Transactions in Affiliated Companies:
An “Affiliated Company,” as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the nine months ended September 30, 2017:

					Change in Net
		Market			Unrealized	Realized			Market
	Shares	Value	Cost of	Proceeds	Appreciation	Gain	Dividend	Shares	Value
Affiliated Company	12/31/16	12/31/16	Purchases	from Sales	(Depreciation)	(Loss)	Income	9/30/17	9/30/17

Royce Opportunity Fund
Amtech Systems[1]	697,399	$2,963,946	$–	$2,350,157	$8,506,997	$(3,823,949)	$–
Dixie Group	839,935	3,023,766	38,863	–	337,111	–	–	849,935	$3,399,740
Echelon Corporation	230,152	1,081,714	–	–	(4,603)	–	–	230,152	1,077,111
Layne Christensen[1]	978,512	10,636,425	312,397	420,754	1,751,412	(147,244)	–
LMI Aerospace[1]	831,730	7,169,513	–	11,369,995	6,890,852	(2,690,370)	–
Noranda Aluminum Holding Corporation	593,726	14,131	–	–	(4,928)	–	–	593,726	9,203
Northwest Pipe	461,994	7,955,537	469,114	28,255	923,715	(13,131)	–	489,326	9,306,980
SigmaTron International	344,772	1,630,772	–	162,728	1,388,507	(161,149)	–	321,647	2,695,402
VOXX International Cl. A1	1,283,078	6,030,467	139,915	2,400,026	5,042,047	(378,016)	–
		40,506,271			24,831,110	(7,213,859)	–		16,488,436
Royce Pennsylvania Mutual Fund
Preformed Line Products	290,278	16,870,957	–	–	2,664,752	–	174,167	290,278	19,535,709
STRATTEC SECURITY	245,247	9,883,454	–	951,864	1,036,894	(935,392)	101,548	220,858	9,033,092
		26,754,411			3,701,646	(935,392)	275,715		28,568,801
Royce Premier Fund
SEACOR Marine Holdings[1]			11,677,086	7,891,504	10,476,570	(3,687,854)	–
					10,476,570	(3,687,854)	–
Royce Special Equity Fund
Bassett Furniture Industries	735,000	22,344,000	1,730,900	787,036	6,021,294	127,002	239,300	780,800	29,436,160
Bowl America Cl. A	343,000	5,916,750	–	–	(1,004,990)	–	174,930	343,000	4,911,760
Capella Education	577,700	50,722,060	4,333,227	2,784,875	(11,312,452)	1,132,040	706,307	600,000	42,090,000
Computer Services	739,862	28,743,639	669,308	–	5,113,403	–	653,991	755,500	34,526,350
CSS Industries	885,000	23,956,950	–	–	1,548,750	–	531,000	885,000	25,505,700
Flexsteel Industries	536,000	33,055,120	1,294,491	–	(5,856,211)	–	348,148	562,000	28,493,400
Hooker Furniture	1,110,000	42,124,500	178,220	–	10,890,780	–	399,600	1,114,000	53,193,500
Hurco Companies	525,000	17,377,500	–	–	4,462,500	–	157,500	525,000	21,840,000
John B. Sanfilippo & Son	507,500	35,722,925	11,820,935	–	(1,436,510)	–	1,702,500	685,000	46,107,350
National Presto Industries	450,000	47,880,000	1,419,171	–	146,854	–	2,475,000	464,500	49,446,025
Park Electrochemical	1,950,000	36,367,500	84,004	3,890,087	1,702,910	(2,074,327)	390,500	1,740,000	32,190,000
Resources Connection	1,580,000	30,415,000	3,159,120	4,826,120	(8,183,784)	633,284	498,782	1,525,000	21,197,500
Standard Motor Products	1,295,000	68,919,900	3,280,885	4,083,168	(7,834,503)	1,645,761	720,100	1,283,500	61,928,875
		443,545,844			(5,741,959)	1,463,760	8,997,658		450,866,620
Royce Total Return Fund
Landauer[1]	496,600	23,886,460	–	5,896,572	6,733,410	2,463,345	386,620
Mueller (Paul) Company	112,500	3,127,500	–	248,569	458,976	2,957	–	104,402	3,340,864
Starrett (L.S.) Company (The) Cl. A	491,000	4,566,300	–	305,129	(12,564)	(193,304)	145,877	455,652	4,055,303
		31,580,260			7,179,822	2,272,998	532,497		7,396,167

1Not an Affiliated Company at September 30, 2017.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits
Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Royce Fund
By:

/s/ Christopher D. Clark

Christopher D. Clark
President, The Royce Fund
Date: November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Christopher D. Clark

Christopher D. Clark
President, The Royce Fund
Date: November 21, 2017

By:

/s/ Peter K. Hoglund

Peter K. Hoglund
Treasurer, The Royce Fund
Date: November 21, 2017